Exception Grades
Run Date - 11/1/2019 11:50:34 AM

XXX Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
202011174	XXX	XXX	07/29/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.89090% or Final Disclosure APR of 8.91000% is in excess of allowable threshold of APOR 4.22% + 1.5%, or 5.72000%. Non-Compliant Higher Priced Mortgage Loan.	Federal Higher-Priced Mortgage Loan - stated APR (8.91%) and audited APR (8.8909%) exceeds the HPML threshold of 5.72% (1.5% over applicable APOR, 4.22%).			Reviewer Comment (2018-01-09): Evidence of earlier receipt was provided.	01/09/2018			1	A	2/XX/2017	AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011174	XXX	XXX	07/29/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 02/XX/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/02/16/2017)	Final Closing Disclosure is missing the Lender's Contact NMLS ID number.			Reviewer Comment (2017-09-21): Sufficient contact info was provided. Seller Comment (2017-09-21): MD - This loan is a brokered transaction. The lender has the ability under §1026.38(r ) to omit a contact person as the requirement is to disclose whomever is the primary point of contact for which the borrower communicates with during the transaction, which is XXX. On the PCCD issued 3/9/2017 the lender removed XXX as a contact.	09/21/2017			1	A	2/XX/2017	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011174	XXX	XXX	07/29/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2017 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/02/16/2017)	Disclosure reflects TIP of 183.35% but calculated TIP is 183.346%.							2	B	2/XX/2017	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011174	XXX	XXX	08/01/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/07/2017)	File is missing evidence the borrower received a copy of the appraisal at least 3 business days prior to closing.			Reviewer Comment (2018-01-09): Evidence of earlier receipt was provided.	01/09/2018			1	A	2/XX/2017	AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011174	XXX	XXX	08/01/2017	Compliance	Compliance	Federal Compliance	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/07/2017)	File is missing evidence the borrower received a copy of the appraisal at least 3 business days prior to closing.
Reviewer Comment (2018-01-09): Evidence of earlier receipt was provided.

Buyer Comment (2018-01-08): Please refer to the "conversation date" shown on the last page of the document.

Reviewer Comment (2018-01-05): Unable to locate 2/8/17 date on docs provided.

Buyer Comment (2018-01-04): MD 1/4/18, received ledger from lender showing the borrower was provided their property evaluation on 2/8/17. Uploaded for review

Reviewer Comment (2017-11-14): Per escalated review... The HPML Appraisal timing requirement is an EV3 as it carries assignee liability. The exception will be re-graded to an EV2 once the statute of limitations has expired, which is 12 months from consummation as this is subject to a 1 year SOL for affirmative claims under TILA.

Buyer Comment (2017-11-09): we reviewed this with outside legal counsel and they responded with " Not material for secondary market assignees of the loan; assignee not subject to civil liability, rescission risk or defense to foreclosure. " Please consider lower this to an EV2 exception

													01/09/2018			1	A	2/XX/2017	AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011174	XXX	XXX	08/01/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Affiliated Business Arrangement Disclosure was not signed and dated by the borrower.							2	B	2/XX/2017	AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011174	XXX	XXX	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	Borrower signed documents electronically however, file is missing the TRID E-Sign Consent Agreement.							2	B	2/XX/2017	AZ	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011174	XXX	XXX	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 02/XX/2017 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/02/16/2017)	The Final CD reflects an abbreviated fee description. A fee description that uses abbreviations or acronyms that are not reasonably understood by the borrower are considered not in compliance with TRID. The Final CD reflects an abbreviated description for CPL; the full fee description should be Closing Protection Letter.			Reviewer Comment (2019-08-06): Per outside counsel, CPL is not an acceptable acronym for a naming convention on a CD. Buyer Comment (2019-08-05): EM audits the fee name, abbreviations are allowed by TRID and should not be considered EV2 errors. This is outside of SFIG scope and appears to be a subjective audit by XXX. Please remove as TPR does not have the ability to determine if the abbreviation can be reasonably understood by the consumer.				2	B	2/XX/2017	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011174	XXX	XXX	08/01/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 02/XX/2017 did not disclose number of months for Property Tax under Prepaids. (Final/02/16/2017)	Final Closing Disclosure did not disclose the number of months for seller paid Property Taxes under Prepaids.			Reviewer Comment (2019-08-12): Corrected on PCCD dated 03/09/19.	08/12/2019			1	A	2/XX/2017	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
202011174	XXX	XXX	08/02/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Subject Property ineligible per guidelines: Subject property does not have the following utilities:	Valuation Type: Appraisal / Valuation Report Date: 02/07/2017 Gas	The original and updated appraisals reflect None for Gas Utility and appraiser did not comment or provide a photo to verify the presence of LP gas or any type of gas fuel source. Per Galton Funding Seller Guide, a property without Natural or LP Gas is an ineligible property type.			Reviewer Comment (2017-10-24): Heating appears to be electric, no issue. Buyer Comment (2017-10-24): Heating is not gas, it is forced air. Appraiser would have made a comment if the property had no heating source.	10/24/2017			1	A	2/XX/2017	AZ	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
202011200	XXX	XXX	07/31/2017	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.								2	B	03/09/2017	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011200	XXX	XXX	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/09/2017)								2	B	03/09/2017	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011200	XXX	XXX	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Demand Feature	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2017 incorrectly disclosed whether the loan contains a Demand Feature. (Final/03/09/2017)	This was corrected on the post close CD			Reviewer Comment (2017-08-09): Corrected on PC CD.		08/09/2017		2	B	03/09/2017	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011200	XXX	XXX	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2017 incorrectly disclosed whether the loan allows for Partial Payments. (Final/03/09/2017)	This was corrected on the post close CD			Reviewer Comment (2017-08-09): Corrected on PC CD.		08/09/2017		2	B	03/09/2017	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011200	XXX	XXX	07/31/2017	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/03/09/2017)	Seller paid fees corrected on Post CD.			Reviewer Comment (2017-08-09): Corrected on PC CD.		08/09/2017		1	A	03/09/2017	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
202011200	XXX	XXX	08/03/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Additional/02/27/2017)	Missing Verification BPO sent to Borrower. Clear Capital report shows Indeterminate, so BPO was performed.			Reviewer Comment (2017-09-27): BPO was part of CDA and final CDA was post orig.	09/27/2017			1	A	03/09/2017	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011200	XXX	XXX	08/03/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.39640% or Final Disclosure APR of 7.44000% is in excess of allowable threshold of APOR 4.19% + 1.5%, or 5.69000%. Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2017-08-09): Compliant HPML			08/09/2017	1	A	03/09/2017	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011200	XXX	XXX	09/06/2017	Property	Property - Appraisal	Appraisal Reconciliation	Missing secondary valuation product required for securitization.		File contains an indeterminate CDA with no value allocated. Also contains a BPO which does not satisfy rating agency requirements.			Reviewer Comment (2017-09-27): Supportive CDA was provided.	09/27/2017			1	A	03/09/2017	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202011200	XXX	XXX	09/28/2017	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Disaster Date: 09/15/2017 Inspection Date:				Reviewer Comment (2018-01-08): A post-disaster inspection has not been provided. Client states that either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster.	01/08/2018			1	A	03/09/2017	TX	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202343684	XXX	XXX	09/14/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/17/2017)	File is missing evidence borrower received a copy of the Appraisal and Desk Review at least 3 business days prior to closing.			Reviewer Comment (2017-10-18): Evidence of appraisal receipt was provided.	10/18/2017			1	A	07/03/2017	AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202343684	XXX	XXX	09/14/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.36330% or Final Disclosure APR of 8.43300% is in excess of allowable threshold of APOR 3.92% + 1.5%, or 5.42000%. Non-Compliant Higher Priced Mortgage Loan.	Federal Higher-Priced Mortgage Loan - stated APR (8.433%) and audited APR (8.3633%) exceeds the HPML threshold of 5.49% (1.5% over applicable APOR, 3.99%).			Reviewer Comment (2017-10-18): Evidence of appraisal receipt was provided. Buyer Comment (2017-10-17): MD 10/17/17, received additional documentation from lender showing borrower acknowledged receipt of appraisal on 5/24/17. Uploaded to XXX for review. unclear what is needed since Galton purchases HMPL loans, what makes in non-compliant? Buyer Comment (2017-09-28): Discuss with Galton - Loan did close as an HPML, however Galton will purchase HMPL loans, so what is there cure?	10/18/2017			1	A	07/03/2017	AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202343684	XXX	XXX	09/14/2017	Compliance	Compliance	Federal Compliance	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/17/2017)	File is missing evidence borrower received a copy of the Appraisal and Desk Review at least 3 business days prior to closing.			Reviewer Comment (2017-10-18): Evidence of appraisal receipt was provided. Buyer Comment (2017-10-17): MD 10/17/17, received additional documentation from lender showing borrower acknowledged receipt of appraisal on 5/24/17. Uploaded to XXX for review	10/18/2017			1	A	07/03/2017	AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202343684	XXX	XXX	09/21/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate Lock was not provided in imaged file.							2	B	07/03/2017	AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202343684	XXX	XXX	10/18/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.36330% or Final Disclosure APR of 8.43300% is in excess of allowable threshold of APOR 3.92% + 1.5%, or 5.42000%. Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2017-11-21): Compliant HPML			11/21/2017	1	A	07/03/2017	AZ	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
202343703	XXX	XXX	09/13/2017	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/07/2017)	File is missing evidence borrower received a copy of the appraisals dated 04/07/2017 and 04/25/2017 at least 3 business days prior to closing.			Reviewer Comment (2019-10-08): Received a copy of waiver of 3 day timing requirement. However the borrower is still required to be provided with a copy of the appraisal, this is not evidenced in file.				2	B	5/XX/2017	CA	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
202343703	XXX	XXX	09/13/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate Lock was not provided in imaged file.							2	B	5/XX/2017	CA	Investment	Refinance - Rate/Term		B	B	A	A	B	B	A	A	N/A	N/A	No
202343704	XXX	XXX	09/14/2017	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX Bank Statements - Personal (2017)	Lender made exception for combining 2 accounts for bank statement program. -Missing 7 months bank statements for account ending in XXX. IF we use only the 12 months from account ending with XXX borrower will not have income that was used to qualify based on the lender's calculations.			Reviewer Comment (2017-10-05): Missing account statements were quarterly statements, 12 months are provided. Seller Comment (2017-10-05): Disagree. Bank account ending XXx are quarterly bank statements and combined there are 12 months provided in the file.	10/05/2017			1	A	7/XX/2017	CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
202343704	XXX	XXX	09/19/2017	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Doc type selected is:	Reduced and ineligible per guidelines.	A Lender exception was provided allowing the use of 2 sets of bank account statements. Lender made exception for combining 2 accounts for bank statement program. -Missing 7 months bank statements for account ending in XXX. IF we use only the 12 months from account ending with XXX borrower will not have income that was used to qualify based on the lender's calculations.			Reviewer Comment (2017-10-05): Missing account statements were quarterly statements, 12 months are provided. Seller Comment (2017-10-05): Disagree. Bank account ending XXx are quarterly bank statements and combined there are 12 months provided in the file.	10/05/2017			1	A	7/XX/2017	CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
202343704	XXX	XXX	09/19/2017	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.04350% exceeds Guideline total debt ratio of 43.00000%.	Lender made exception for combining 2 accounts for bank statement program. -Missing 7 months bank statements for account ending in XXX. IF we use only the 12 months from account ending with XXX borrower will not have income that was used to qualify based on the lender's calculations.			Reviewer Comment (2017-10-05): Missing account statements were quarterly statements, 12 months are provided. Seller Comment (2017-10-05): Disagree. Bank account ending XXx are quarterly bank statements and combined there are 12 months provided in the file.	10/05/2017			1	A	7/XX/2017	CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
202343704	XXX	XXX	09/19/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.				Reviewer Comment (2017-10-05): Missing account statements were quarterly statements, 12 months are provided.	10/05/2017			1	A	7/XX/2017	CA	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
202343704	XXX	XXX	09/19/2017	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.				Reviewer Comment (2017-10-05): Missing account statements were quarterly statements, 12 months are provided.	10/05/2017			1	A	7/XX/2017	CA	Second Home	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
202425167	XXX	XXX	10/26/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.22640% or Final Disclosure APR of 7.22600% is in excess of allowable threshold of APOR 3.92% + 1.5%, or 5.42000%. Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2017-11-01): Compliant Higher Priced Mortgage Loan.			11/01/2017	1	A	8/XX/2017	TN	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
202425180	XXX	XXX	10/20/2017	Compliance	Compliance	Federal Compliance	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX/Schedule C)	Missing signatures or E-Filing with borrower's PIN for 2015 tax returns.			Reviewer Comment (2017-11-10): Resubmitted as NonQM, clearing related QM issues. Buyer Comment (2017-11-09): Change to non QM, not required by Galton guidelines.	11/10/2017			1	A	8/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	No
202425180	XXX	XXX	10/20/2017	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.				Reviewer Comment (2017-11-10): Resubmitted as NonQM, clearing related QM issues. Buyer Comment (2017-11-09): Change to non QM.	11/10/2017			1	A	8/XX/2017	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202425180	XXX	XXX	10/20/2017	Compliance	Compliance	State Compliance	(State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	California Higher-Priced Loan: APR on subject loan of 7.38030% or Final Disclosure APR of 7.41100% is in excess of allowable threshold of APOR 4.01% + 2.5%, or 6.51000%. Compliant Higher Priced Loan.				Reviewer Comment (2017-11-03): Compliant Higher Priced Loan.			11/03/2017	1	A	8/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	No
202425180	XXX	XXX	10/24/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.38030% or Final Disclosure APR of 7.41100% is in excess of allowable threshold of APOR 4.01% + 2.5%, or 6.51000%. Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2017-11-03): Compliant Higher Priced Mortgage Loan.			11/03/2017	1	A	8/XX/2017	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	No
202425180	XXX	XXX	10/24/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Prepaid Insurance Prepaid Other 1 Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/14/2017 did not disclose number of months for Insurance Prepaid - Other under Prepaids. (Final/08/14/2017)	Line 5 of Section F months are blank							2	B	8/XX/2017	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
202556131	XXX	XXX	11/10/2017	Compliance	Compliance	Federal Compliance	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.90290% or Final Disclosure APR of 7.94300% is in excess of allowable threshold of APOR 3.86% + 2.5%, or 6.36000%. Compliant Higher Priced Mortgage Loan.				Reviewer Comment (2017-11-21): Compliant HPML			11/21/2017	1	A	09/06/2017	AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202556131	XXX	XXX	11/10/2017	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set was not provided. In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date.	Rate lock was not provided							2	B	09/06/2017	AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202556131	XXX	XXX	11/10/2017	Compliance	Compliance	Federal Compliance	(Missing Data) QM Test Data Missing - Last Rate Set Date	Qualified Mortgage (Dodd-Frank 2014): Last Date Rate Set not provided. Testing will use worst-case (lowest) APOR in the period between Creditor Application Date and Transaction Date.	Rate lock was not provided.							2	B	09/06/2017	AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
202556131	XXX	XXX	11/10/2017	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 09/XX/2017 disclosed a Closing Date that did not match the actual date of consummation. (Final/09/06/2017)	Consummation date of 09/XX/2017. Final Closing disclosure reflects a closing date of 09/XX/2017.							2	B	09/06/2017	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
202556131	XXX	XXX	11/14/2017	Credit	Credit	Miscellaneous	Credit Exception:		Post closing CD reflects (page 1712) a refund to the borrower of $80.00 per letter on page 1710. Missing proof of delivery.			Reviewer Comment (2017-11-30): Evidence of receipt provided. Buyer Comment (2017-11-29): MD 11/29/17, the PCCD was emailed to the borrower, uploaded email chain for review	11/30/2017			1	A	09/06/2017	AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
203049262	XXX	XXX	03/14/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Cure was provided at closing			Reviewer Comment (2018-03-14): Sufficient or excess cure was provided to the borrower at Closing.		03/14/2018		1	A	01/31/2018	TX	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Higher Priced QM	Higher Priced QM	Yes
203358982	XXX	XXX	05/04/2018	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.								2	B	3/XX/2018	WA	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
203499997	XXX	XXX	05/14/2018	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: WILDFIRES, FLOODING, MUDFLOWS, AND DEBRIS FLOWS Disaster Declaration Date: 01/02/2018				Reviewer Comment (2018-09-21): XXX is clearing the exception based upon the client's statement that the FEMA disaster was taken into account and addressed appropriately. Buyer Comment (2018-09-19): Either 3 payments have been made after the disaster, an inspection was performed after the disaster, or the servicer spoke with the borrower after the disaster and confirmed no damage. Please clear the issue.	09/21/2018			1	A	3/XX/2018	CA	Investment	Purchase		B	A	B	A	A	A	A	A	N/A	N/A	No
203550331	XXX	XXX	05/24/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.		Guidelines state payment shock cannot exceed 250% if borrower has a mortgage history in the past 24 months. Current payment shock is 819.69351%. Borrower current principal mtg payment was $656.42; new payment will be $6,052.42.	771 FICO > 760 FICO minimum required per guidelines 29.49 months reserves > 15 months minimum required per guidelines.		Reviewer Comment (2018-05-31): Client approved exception in file for payment shock. Buyer Comment (2018-05-30): Disagree. Galton guidelines state the loan may require further review and additional compensating factors. Galton provided an exception in the file for payment shock with compensating factors being 782 fico score, sufficient reserves and good residual income.			05/31/2018	2	B	4/XX/2018	NV	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
203550331	XXX	XXX	05/24/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/20/2018)	Post Close Closing Disclosure has the correct closing date of 04/XX/2018.			Reviewer Comment (2018-05-25): Letter of Explanation and Corrected Closing Disclosure in loan file.		05/25/2018		1	A	4/XX/2018	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
203550331	XXX	XXX	05/24/2018	Compliance	Compliance	Federal Compliance	Income Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX/Partnership)	File contains one year of income verification; QM income documentation overview requires two years of income verification.			Reviewer Comment (2018-06-12): Loan Designation update to Non-QM. Exception cleared. Buyer Comment (2018-06-11): Change to non-QM Reviewer Comment (2018-05-31): Loan designation was stated as a Higher-Priced QM loan. Loan reviewed per QM requirements. Exception remains. Buyer Comment (2018-05-30): Disagree. Subject loan is Reduced Doc with 1 year tax returns.	06/12/2018			1	A	4/XX/2018	NV	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
203550331	XXX	XXX	05/24/2018	Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX/Partnership)	File contains one year of income verification; QM income documentation overview requires two years of income verification.			Reviewer Comment (2018-06-12): Loan Designation update to Non-QM. Exception cleared. Buyer Comment (2018-06-11): Change to non-QM Reviewer Comment (2018-05-31): Loan designation was stated as a Higher-Priced QM loan. Loan reviewed per QM requirements. Exception remains. Buyer Comment (2018-05-30): Disagree. Subject loan is Reduced Doc with 1 year tax returns.	06/12/2018			1	A	4/XX/2018	NV	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
203550331	XXX	XXX	05/24/2018	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Fails QM Testing.	Loan designation reflects HPQM.			Reviewer Comment (2018-06-12): Loan Designation update to Non-QM. Exception cleared. Buyer Comment (2018-06-11): Change to non-QM Reviewer Comment (2018-06-01): Loan only contains one year of income as the Reduced Doc program was used. QM fails due to missing two years of employment documentation. Buyer Comment (2018-06-01): MD 6/1/18, Please provide more details on how XXX determined the loan fails HPQM? What specific QM failure(s) occurred to make it not eligible for HPQM status	06/12/2018			1	A	4/XX/2018	NV	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
203550331	XXX	XXX	05/24/2018	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/20/2018)	Evidence of receipt of appraisal within 3 days of closing is missing from the file.							2	B	4/XX/2018	NV	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
203550331	XXX	XXX	06/12/2018	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan Designation updated to Non-QM from Higher Priced QM.							2	B	4/XX/2018	NV	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
204225185	XXX	XXX	07/20/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/06/18/2018)	Final disclosure reflects a closing date of 06/XX/2018, document was executed on 06/XX/2018. File contains a post closing disclosure with the accurate closing/funding date.			Reviewer Comment (2019-08-06): entered erroneous cure date Reviewer Comment (2019-08-06): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2019-08-05): Per the current SFIG TRID matrix (row 86) an incorrect closing date is considered an EV2 exception, that if corrected would be lowered to an EV1.		08/06/2019		1	A	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204225185	XXX	XXX	07/20/2018	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/06/18/2018)	Missing evidence that the seller disclosure was provided in the loan file.							2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
204344637	XXX	XXX	08/08/2018	Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard of $1,396,500 matches loan amount of $1,396,500 but does not cover 80% of cost to rebuild from appraisal of $1,936,403 as required by FNMA guides. Missing insurer estimate of replacement cost, if less than $1,745,625, coverage is sufficient, otherwise additional coverage is required.			Reviewer Comment (2018-09-06): Guidelines allow lessor coverage of loan amount. Buyer Comment (2018-09-05): Please see page 154 of the guidelines and clear. Reviewer Comment (2018-09-05): Please provide section/page number for guidelines, diligence was unable to verify insurance requirement and defaulted to FNMA standard. Buyer Comment (2018-08-30): Disagree. Loan amount is $1,396,500.00 and coverage is the same amount, which is sufficient. Guidelines allow coverage to be total of the actual unpaid balance of the 1st and 2nd lien. There is only a first lien.	09/06/2018			1	A	7/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
204344637	XXX	XXX	08/08/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 07/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/07/13/2018)	Final disclosure reflects a closing date of 07/XX/2018, document was executed on 07/XX/2018							2	B	7/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
204344637	XXX	XXX	08/08/2018	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 06/20/2018 received on or after the date the Closing Disclosure 6/XX/2018 12:00:00 AM was received. (Interim/06/20/2018)	Missing evidence of earlier receipt			Reviewer Comment (2019-08-06): Revised LE issued on 6/21/19 was assumed received on 6/23/19 which is after the initial CD was issued on 6/21/19. Please provide evidence of earlier receipt of the final LE to clear. Buyer Comment (2019-08-05): There is no requirement in §1026.19 that states the revised LE must be received before the initial CD, only that the creditor must provide the LE at least 1 day prior to issuing the initial CD, see §1026.19(e)(4)(ii)				2	B	7/XX/2018	CA	Primary	Purchase	No Defined Cure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
204344637	XXX	XXX	03/27/2019	Compliance	Compliance	Federal Compliance	Self Employed - Implicit Adherence	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower's loan file contained tax returns that are not signed/dated, but the loan file contains the tax transcripts to evidence the tax returns were signed/dated at time of submission to the IRS.								2	B	7/XX/2018	CA	Primary	Purchase		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
204427194	XXX	XXX	08/21/2018	Compliance	Compliance	State Compliance	Michigan CMPA Home Loan Toolkit Status	Michigan Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower.								2	B	07/06/2018	MI	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
204427194	XXX	XXX	08/21/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 07/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/07/05/2018)	This exception is due to open 0% or 10% tolerance exceptions and will be cured when all tolerance violations are resolved			Reviewer Comment (2018-10-01): LE dated 06/08/2018 confirms $4,433 in points.	10/01/2018			1	A	07/06/2018	MI	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204427194	XXX	XXX	08/21/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,432.50 exceeds tolerance of $4,423.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points Fee was disclosed on the initial LE in the amount of $4,423.00 but on the final CD reads $4,432.50. It appears the borrower was not notified of this increased fee after LE was disclosed. Missing valid change in circumstance. To cure, provided Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected PC CD.
Reviewer Comment (2018-10-01): LE dated 06/08/2018 confirms $4,433 in points.

Buyer Comment (2018-09-27): MD 9/27/18, The origination fee charged on the 6/8/18 LE shows $4,433 (.50% of loan amount of $866,500), which is also present on the 6/8 CoC in file. Uploaded both for review.

Reviewer Comment (2018-09-06): Loan Discount Points Fee re-baselined to $4,423 when the rate was locked on the LE dated 6/08/2018.  LE dated 06/12/2018 has the Loan Discount Points Fee points increasing to $4,433.  Please provide valid change of circumstance for fee increase.  Please note that I am not able to access the portal to view documents at this time.. The $4,423 entered as Loan Discount Points Fee on the 06/08/2018 is what I am using based on what was entered into the system.  Please provide the LE dated 06/08/2018 to confirm the Loan Discount Points Fee.  Thanks

Buyer Comment (2018-09-05): SMS 09/05/2018- Initial LE dated 05/26/2018 reflects discount points in the amount of $4725.00.  The final CD dated 07/16/2018 reflects loan discount points in the amount of $4432.50, fee decreased.  No violation has occurred.  Uploaded initial LE and final CD for XXX review.

													10/01/2018			1	A	07/06/2018	MI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
204906465	XXX	XXX	10/29/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	AUS Findings: All conditions were not met		There is a lender's exception in file allowing borrower to exclude departure residence that is pending sale, however the contract for sale in file includes cancellation notice.	Borrower has job stability for 16 years has been self employed.. High Mid FICO score of 727. Good residual income of $14,910.32.	Originator Pre-Close Originator Pre-Close Originator Pre-Close
Reviewer Comment (2019-01-08): Lender provided Exception to exclude PITIA of departure residence. Exception was based on compensating factors.

Buyer Comment (2019-01-04): Corrected exception uploaded.

Reviewer Comment (2018-12-12): Galton credit exception dated 08/22/2018 reflects this exception granted: 1) Borrower's departure residence; purchaser is paying cash. Compensating factor noted: 1) Departure Residence will close 3 weeks after subject closing. Purchaser is paying cash for the departure residence.

However, the purchase agreement for the departure residence was cancelled on 08/10/2018 due to inability to agree to the counter purchase price of $540,000.00 (page 20 of document Non Subject_Purchase Contract_Cond_68953_20180820+.pdf). Unable to locate a new purchase agreement in the file. Therefore, a revised Galton exception to exclude the PITIA of the departure residence due to the non-verified sale of this property three weeks after closing (per prior exception) is required to clear.

Buyer Comment (2018-12-10): Disagree.  Galton exception in the file.

															01/08/2019	2	B	8/XX/2018	FL	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204906465	XXX	XXX	10/29/2018	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX Balance Sheet	The loan file is missing a Balance Sheet for the partnership. Company has debts due in less than one year which were not included in the income calculation since the company had enough assets, per underwriter notes. Balance sheet needed to verify the company has sufficient funds to satisfy the debt.			Reviewer Comment (2018-11-29): CPA letter in file verifies short term is a business line of credit that is renewed annually since 2015. Buyer Comment (2018-11-27): Disagree. CPA letter in file states short term debt is renewed annually.	11/29/2018			1	A	8/XX/2018	FL	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204906465	XXX	XXX	10/29/2018	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 08/08/2018 received on or after the date the Closing Disclosure 8/XX/2018 12:00:00 AM was received. (Interim/08/08/2018)	No proof of receipt of Loan Estimate Dated 8/8/2018			Reviewer Comment (2019-08-06): Final revised LE was issued on 8/8/18 and assumed received on 8/11/18 which is after initial CD was issued on 8/9/18. Please provide evidence of earlier receipt for final LE to clear. Buyer Comment (2019-08-05): There is no requirement in §1026.19 that states the revised LE must be received before the initial CD, only that the creditor must provide the LE at least 1 day prior to issuing the initial CD, see §1026.19(e)(4)(ii)				2	B	8/XX/2018	FL	Primary	Purchase	No Defined Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	No
204906465	XXX	XXX	10/29/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,175.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Cure of $575.00 was issued on the Final CD.					10/29/2018		1	A	8/XX/2018	FL	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
204906465	XXX	XXX	01/08/2019	Credit	Guideline	Guideline Issue	Rural property type is not permitted per Guidelines.		Lender provided Exception for property location being Rural. Exception was based on compensating factors.	Borrower has job stability for 16 years has been self employed.. High Mid FICO score of 727. Good residual income of $14,910.32.	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-01-08): Lender provided Exception for property location being Rural. Exception was based on compensating factors.			01/08/2019	2	B	8/XX/2018	FL	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
204906467	XXX	XXX	10/17/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 08/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/08/22/2018)	The Closing Disclosure issued on 8/XX/2018 does reflect a Closing Date of 8/XX/2018. The signing Date was on 8/XX/2018. The Post Closing CD's within the loan file reflect the Correct Closing Date of 8/XX/2018.			Reviewer Comment (2019-08-06): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2019-08-05): Per the current SFIG TRID matrix (row 86) an incorrect closing date is considered an EV2 exception, that if corrected would be lowered to an EV1.		08/06/2019		1	A	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
204906467	XXX	XXX	10/17/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 08/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/08/22/2018)	Homeowner's insurance listed under prepaids lists insurance as $382.32 for 12 months. Escrowed amount is $160.08 per month which equals $1,920.96.							2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
204906467	XXX	XXX	10/17/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 08/XX/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/08/22/2018)	Contact information on Final Closing Disclosure has the Contact name, and Contact NMLS ID blank.							2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
204906467	XXX	XXX	10/18/2018	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 08/17/2018 received on or after the date the Closing Disclosure 8/XX/2018 12:00:00 AM was received. (Interim/08/17/2018)	The Revised Loan Estimate dated 8/17/2018 was signed by the borrowers on 8/XX/2018 the same day as the Closing Disclosure issued on 8/XX/2018
Reviewer Comment (2019-08-06): We have raised this issue more than once with outside counsel in the past year and they have consistently opined that they believe the testing of the revised LE receipt date vs. CD receipt date makes sense and is consistent with the regulation and commentary as a whole. We presented the argument to counsel that the preamble to the original TRID rule used the term “receives” whereas the final rule uses “provides”.

Counsel believes the language from the Preamble to the original TRID rule highlights, if anything, that the CFPB does agree that receipt of the revised LE on the same day or after the CD would be an issue, not that the requirement is based solely on the date the disclosures are provided. Conceptually, this appears to be why there is the differential for the minimum timing for receipt of the disclosures prior to consummation; the consumer must receive the revised LE no later than 4 business days prior to consummation and the consumer must receive the CD no later than 3 business days prior to consummation – clearly indicating that the LE should be received prior to the CD.  If the LE is received on or after the date the CD is received, XXX will cite the issue as an EV2 non-material exception, absent other evidence that the LE was received on an earlier date.

Buyer Comment (2019-08-05): There is no requirement in §1026.19 that states the revised LE must be received before the initial CD, only that the creditor must provide the LE at least 1 day prior to issuing the initial CD, see §1026.19(e)(4)(ii)

																2	B	8/XX/2018	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
204906524	XXX	XXX	11/01/2018	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.50 is less than Guideline PITIA months reserves of 6.00.	Guidelines require all transactions with an LTV less than 80.00% to have 6 months PITI reserves. The borrower's PITI is $5,796.11 which is $34,776.66 for 6 months reserves. The borrower only has funds of $31,868.77, or 5.50 months reserves. The borrower has insufficient reserves of $2,907.89, or 0.5 months.	25.41% DTI < 43.00% guideline maximum. Borrower has a residual income of $18,336.96.	Originator Originator	Reviewer Comment (2019-01-09): Waiver granted to use 55% of ending balance of $55,617.00 in lieu of the vested balance of $43,786.00. Buyer Comment (2019-01-07): Please see attached Galton exception regarding use of 401K balance. Please waive. Reviewer Comment (2018-11-30): $51,617.18 used for qualifying balance pf borrower's 401K plan is not eligible. Guidelines require vested balance which is $43,786.73. Exception remains. Buyer Comment (2018-11-30): Disagree. See breakdown of assets provided and used in calculating reserves. Borrower has sufficient reserves.			01/09/2019	2	B	9/XX/2018	FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	No
204906524	XXX	XXX	11/01/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/09/11/2018)	The monthly escrow payment is $1,331.28, however page 4 of the Final CD reflects the total monthly escrows as $1,331.29, a difference of $0.01.
Reviewer Comment (2018-11-19): XXX received correspondence regarding escrow payment listed on Final CD page 1 and 4. The payment is listed as $1331.28 each page. Exception Cleared.

Buyer Comment (2018-11-16): MD 11/15/18, The monthly escrow payment is reflected as $1,331.28 on page 4, which matches what is disclosed on page 1 within Projected Payments. The $1,331.29 amount is disclosed as the initial escrow payment based off section G, There is no regulatory requirement that this amount match the monthly escrow amount as this is a separate calculation of sums within section G that includes aggregate adjustments. Please refer to §1038(l)(7)(A)(3)

													11/19/2018			1	A	9/XX/2018	FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
204906524	XXX	XXX	11/01/2018	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 08/24/2018 received on or after the date the Closing Disclosure 8/XX/2018 12:00:00 AM was received. (Interim/08/24/2018)	The 08/24/2018 Final LE was received after the borrower had already received the Initial CD dated 08/25/2018. Without a signature, the receipt date for the Final LE is 08/28/2018.
Reviewer Comment (2019-08-06): We have raised this issue more than once with outside counsel in the past year and they have consistently opined that they believe the testing of the revised LE receipt date vs. CD receipt date makes sense and is consistent with the regulation and commentary as a whole. We presented the argument to counsel that the preamble to the original TRID rule used the term “receives” whereas the final rule uses “provides”.

Counsel believes the language from the Preamble to the original TRID rule highlights, if anything, that the CFPB does agree that receipt of the revised LE on the same day or after the CD would be an issue, not that the requirement is based solely on the date the disclosures are provided. Conceptually, this appears to be why there is the differential for the minimum timing for receipt of the disclosures prior to consummation; the consumer must receive the revised LE no later than 4 business days prior to consummation and the consumer must receive the CD no later than 3 business days prior to consummation – clearly indicating that the LE should be received prior to the CD.  If the LE is received on or after the date the CD is received, XXX will cite the issue as an EV2 non-material exception, absent other evidence that the LE was received on an earlier date.

Buyer Comment (2019-08-05): There is no requirement in §1026.19 that states the revised LE must be received before the initial CD, only that the creditor must provide the LE at least 1 day prior to issuing the initial CD, see §1026.19(e)(4)(ii)

																2	B	9/XX/2018	FL	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	No
204906524	XXX	XXX	11/01/2018	Compliance	Compliance	Federal Compliance	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	The loan file did not contain a Settlement Service Providers Disclosure.							2	B	9/XX/2018	FL	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	No
205063594	XXX	XXX	11/09/2018	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 08/23/2018 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/08/23/2018)	The final closing disclosure issued 8/XX/2018 did not disclose a lender contact person, however this issue was cured in the post closing CD issued on 9/4/2018.							2	B	8/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205063594	XXX	XXX	11/09/2018	Compliance	Compliance	Federal Compliance	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on 08/08/2018 was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/08/08/2018)	The e-sign disclosure in the file indicates an origination date of 8/XX/2018, no earlier dated disclosure was in the file.							2	B	8/XX/2018	CA	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
205063594	XXX	XXX	11/09/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $155.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	Cure for Appraisal Desk Review of $5 was provided.					11/09/2018		1	A	8/XX/2018	CA	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205063596	XXX	XXX	11/08/2018	Compliance	Compliance	Federal Compliance	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	The Rate Lock Confirmation was not located within the loan file.							2	B	6/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205063596	XXX	XXX	11/08/2018	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The Loan origination Compensation Disclosure was not located within the loan file.							2	B	6/XX/2018	CA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
205063596	XXX	XXX	11/08/2018	Compliance	Compliance	Federal Compliance	TRID Seller Closing Disclosure	TILA-RESPA Integrated Disclosure: Seller Closing Disclosure not located in the file. (Final/06/18/2018)	The Seller Closing Disclosure was not located within the loan file.							2	B	6/XX/2018	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
205254652	XXX	XXX	12/03/2018	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	Appraisal desk review fee increased to $150 however final CD reflects cure provided to borrower in amount of $150.					12/03/2018		1	A	10/XX/2018	NV	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Higher Priced QM	Higher Priced QM	Yes
205707653	XXX	XXX	01/08/2019	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-28.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-70.00. (9300)	Initial Loan Estimate dated 08/28/2018 disclosed a Lender Credit in the amount of -$70.00 which decreased to -$28.00 on the Final Closing Disclosure. Post-closing CD dated 11/30/2018 disclosed a cure of $42.00 however, the cure is insufficient to cover the three tolerance violations totaling $134.00 and the Letter of Explanation and copy of refund check did not disclose which fee violation was cured. A revised Letter of Explanation, Proof of Delivery, Copy of Refund Check for $134.00, and Corrected CD are required to cure.
Reviewer Comment (2019-01-17): Lender credit decrease due to increased cost of appraisal is not an acceptable or valid reason for a fee change.  Lender credits are bound by the baseline disclosed amount unless a program change, loan amount or interest rate change is made at Borrower's request.  A refund of the Zero tolerance violation is due.  A corrected CD, Copy of Refund Check, Letter of Explanation and Proof of Delivery are required to cure.

Buyer Comment (2019-01-16): MD 1/16/19, Lender provided Coc on 9/25/18 stating decrease in lender credit was due to increase in appraisal fees. The lender then issued an updated LE on 9/28/18 reflecting the change in lender credit.  Per Galton legal guidance, we are able to accept this as a valid CoC. No additional cure required.

																3	C	11/09/2018	MD	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
205707653	XXX	XXX	01/08/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $467.00 exceeds tolerance of $425.00. Insufficient or no cure was provided to the borrower. (7506)
Appraisal Fee was disclosed as $425.00 on the Initial Loan Estimate dated 08/28/2018, but disclosed as $467.00 on the revised Loan Estimate dated 09/25/2018 and on the Final Closing Disclosure. COC issued on 09/25/2018 disclosed the reason for the change as "Borr Requested - Reduction/Increase in Rates/Fees, Appraisal Fee" however, the COC did not disclose what new information warranted an increase in Appraisal Fee. Post-closing CD dated 11/30/2018 disclosed a cure of $42.00 however, the cure is insufficient to cover the four 0 tolerance violations totaling $164.00 and the Letter of Explanation and copy of refund check did not disclose which fee violation was cured. A revised Letter of Explanation, Proof of Delivery, Copy of Refund Check for $164.00, and Corrected CD are required to cure.
												Reviewer Comment (2019-01-17): Please provide the reason for the appraisal cost increase, unless a valid reason is provided a refund is due. A corrected CD, Copy of Refund check, Letter of Explanation and Proof of Delivery is required to cure. Buyer Comment (2019-01-16): MD 1/16/19, Per Galton legal guidance, we are able to accept the 9/25/18 CoC as valid documentation. No additional cure required.				3	C	11/09/2018	MD	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
205707653	XXX	XXX	01/08/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $450.00 exceeds tolerance of $400.00. Insufficient or no cure was provided to the borrower. (7567)
Title - Lender's Title Insurance Fee was disclosed as $400.00 on the Initial Loan Estimate dated 08/28/2018, but disclosed as $450.00 on the revised Closing Disclosure dated 10/12/2018 and on the Final Closing Disclosure. COC issued on 10/12/2018 disclosed the reason for the change as "Borr Requested - Reduction/Increase in Rates/Fees, Title - Lender Title Insurance" however, the COC did not disclose what new information warranted an increase in this fee. Post-closing CD dated 11/30/2018 disclosed a cure of $42.00 however, the cure is insufficient to cover the four 0 tolerance violations totaling $164.00 and the Letter of Explanation and copy of refund check did not disclose which fee violation was cured. A revised Letter of Explanation, Proof of Delivery, Copy of Refund Check for $164.00, and Corrected CD are required to cure.
												Reviewer Comment (2019-01-17): COC dated 10/12/18 indicates fee changes for Lender Title Insurance and State Tax Stamps, however does not give what changed to allow the change in fees. The loan amount and interest remained the same as the 10/3/18 CD. Exception stands. A Refund is due. Buyer Comment (2019-01-16): MD 1/16/19, Per Galton legal guidance, we are able to accept the 10/12/18 CoC as valid documentation. No additional cure required.				3	C	11/09/2018	MD	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
205707653	XXX	XXX	01/15/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee. Fee Amount of $30.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7562)
Title - Closing Protection Letter Fee was not on the Initial Loan Estimate dated 08/28/2018, but disclosed as $30.00 on the revised Loan Estimate dated 09/21/2018 and on the Final Closing Disclosure. COC issued on 09/21/2018 disclosed the reason for the change as "Borr Requested - Reduction/Increase in Rates/Fees, Title - CPL Fee however, the COC did not disclose what new information warranted an increase in this fee.Post-closing CD dated 11/30/2018 disclosed a cure of $42.00 however, the cure is insufficient to cover the four 0 tolerance violations totaling $164.00 and the Letter of Explanation and copy of refund check did not disclose which fee violation was cured. A revised Letter of Explanation, Proof of Delivery, Copy of Refund Check for $164.00, and Corrected CD are required to cure.
												Reviewer Comment (2019-01-17): CPL fee is a title required fee and not Borrower requested. Fee was not disclosed on initial LE which is the baseline LE for fees. Exception stands and a refund is due, since the COC for 9/12/18 does not give a valid reason for the fee addition. Buyer Comment (2019-01-16): MD 1/16/19, Per Galton legal guidance, we are able to accept the 9/21/18 CoC as valid documentation. No additional cure required.				3	C	11/09/2018	MD	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
205707653	XXX	XXX	01/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/09/2018)	Post-closing CD dated 11/30/2018 disclosed a cure of $42.00 however, the cure is insufficient to cover the four 0 tolerance violations totaling $164.00 and the Letter of Explanation and copy of refund check did not disclose which fee violation was cured. A revised Letter of Explanation, Proof of Delivery, Copy of Refund Check for $164.00, and Corrected CD are required to cure.							2	B	11/09/2018	MD	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
205862352	XXX	XXX	01/15/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 10/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/10/24/2018)	Signed Final Closing Disclosure has a Closing Date of 10/XX/2018. However, security instrument was signed and notarized on October XX, 2018. The Post Close CD and letter of explanation did correct the Closing Date to 10/XX/2018.			Reviewer Comment (2019-01-22): Received Letter of Explanation and Corrected CD required to cure.		01/22/2019		1	A	10/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205862352	XXX	XXX	01/16/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 12/14/2018 Disaster End Date: 11/26/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/12/2018	Lender exception present to waive the interior inspection of the property. We are requiring an exterior inspection due to the proximity to the fireline at 2 miles. The requirement for both interior and exterior inspections will be revised at the next Seller Guide revision.			Reviewer Comment (2019-01-22): Client is reviewing properties in FEMA areas as they believe appropriate.	01/22/2019			1	A	10/XX/2018	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
205862352	XXX	XXX	01/22/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $98.54 exceeds tolerance of $80.00. Insufficient or no cure was provided to the borrower. (7520)
Credit Report Fee was disclosed as $80.00 on the Initial Loan Estimate dated 10/01/2018, but disclosed as $98.54 on the revised Closing Disclosure dated 10/17/2018 and on the Final Closing Disclosure. COC issued on 10/17/2018 disclosed the reason for the change as "Credit Report Fee Increase" however, the COC did not disclose what new information warranted an increase in this fee. Post-closing CD dated 11/13/2018 did not a disclose a cure for the increase of $18.54. COC with a valid reason for the Credit Report Fee increase, or Letter of Explanation, Proof of Delivery, Copy of Refund Check for $18.54, and Corrected CD are required to cure.

Reviewer Comment (2019-03-20): Upon further review, the exception is cleared.

Reviewer Comment (2019-01-30): Cure required to borrower or valid change of circumstance needs to be provided.  Change of Circumstance dated 10/17/2018 states fee increase for credit report but does not explain why the fee increase.  Please provide further details surrounding the fee increase of Post Close CD with cure check, LOE to borrower and proof of delivery is required.

Buyer Comment (2019-01-29): MD 1/24/19, EM would accept the 10/17/18 CoC as sufficient documentation of the credit report increase and allow the rebaseline of the fee to occur. Need Galton to paper around this.

													03/20/2019			1	A	10/XX/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205862352	XXX	XXX	01/22/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,742.90 exceeds tolerance of $2,739.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points were disclosed as $2,739.00 on the revised Loan Estimate dated 10/08/2018, but disclosed as $2,742.90 on the Final Closing Disclosure. COC was provided for the Final CD to disclose a loan amount increase however, the date of change on 10/19/2018 is more than 3 business days from the Final CD. Letter of Explanation, Proof of Delivery, Copy of Refund Check for $3.90, and Corrected CD are required to cure.
Reviewer Comment (2019-03-20): Upon further review, the exception is cleared.

Buyer Comment (2019-03-19): MD 3/19/19, attestation should not be needed. Closing docs (mortgage, CD, NoRTC) indicate a closing date of 10/XX/18. The PCCD in file also shows the lender corrected the closing date to 10/XX/19.

Reviewer Comment (2019-01-30): Please provide attestation to what the correct closing date should have been on the CD issued on 10/XX/2018.  Unable to re-baseline the Loan Discount Points at this time because the CD was issued on 10/XX/2018 and reflects a Closing Date of 10/XX/2018.  Since the CD has a closing date prior to the issue date unable to re-baseline.  Please provide attestation to what the correct closing date should have been for the 10/XX/2018 CD.

Buyer Comment (2019-01-29): MD 1/24/19, EM would accept the 10/19/18 CoC stating a change in loan terms as sufficient documentation. The points are dependent on the loan amount. The total percentage of points charged did not change, they stayed at 1.074% of the loan amount, the borrower increased the loan amount by $500.

													03/20/2019			1	A	10/XX/2018	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205862352	XXX	XXX	01/22/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/10/24/2018)	Cure for various 0% tolerance violations totaling $22.44 was not provided.							2	B	10/XX/2018	CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
205862356	XXX	XXX	01/15/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	File contains multiple copies of the Affiliated Business Arrangement Disclosure however, non of the documents were signed and dated by the borrowers.							2	B	11/XX/2018	FL	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
205862356	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75215)
HOA/Condo Questionnaire Fee was not disclosed on the Initial Loan Estimate dated 09/19/2018, but disclosed as $150.00 on the revised LE dated 09/27/2018 and on the Final Closing Disclosure. COC issued on 09/27/2018 disclosed the reason for the change as "Borr Requested - Program Change, HOA Certification Fee which is not a valid reason for the addition of this fee. Post-closing CD's dated 12/03/2018 and 12/04/2018 removed the HOA/Condo Questionnaire Fee however a cure was not provided on these CD's. A COC with a valid reason for the addition of this fee, or a Letter of Explanation, Proof of Delivery, Copy of Refund Check for $150.00, and Corrected CD are required to cure.

Reviewer Comment (2019-03-20): Upon further review, the exception is cleared.

Buyer Comment (2019-03-19): MD 3/19/19, Unclear how the lender cannot charge for an HOA Cert. The appraisal, that was completed after the initial LE was issued indicates that the property is a PUD with HOA dues, Galton Guidelines require HOA certifications. Lender should be able to add fee as indicated on CoC

Reviewer Comment (2019-02-14): HOA Certification Fee is not connected to a program change and COC for program or term change is not a valid COC.  If the fee was an optional fee not required by Lender or Title company then it could be moved to Section H, if not then a refund is due.  A Corrected CD, Copy of Refund Check, if applicable, Letter of Explanation and Proof of Delivery is required to cure.

Buyer Comment (2019-02-13): MD 2/1/19, EM/Galton would accept the 9/27 CoC referencing the program change (40 yr to 30 yr term) as sufficient evidence to rebaseline and add The HOA cert fee.

													03/20/2019			1	A	11/XX/2018	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205862356	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $104.35 exceeds tolerance of $81.00. Insufficient or no cure was provided to the borrower. (7564)
Title - Endorsement Fee was disclosed as $50.00 on the revised Loan Estimate dated 09/27/2018, but disclosed as $104.35 on the revised interim CD dated 11/26/2018 and on the Final Closing Disclosure. COC issued on 11/26/2018 disclosed the reason for the change as "Borr Requested - Reduction/Increase in Rate/Fees, Title - Form 9 which is not a valid reason for the increase in this fee. Post-closing CD's dated 12/03/2018 and 12/04/2018 did not disclose a cure for the increase of $54.35. A COC with a valid reason for the increase in this fee, or a Letter of Explanation, Proof of Delivery, Copy of Refund Check for $54.35, and Corrected CD are required to cure.
												Reviewer Comment (2019-02-14): XXX received VCC for fee change. Buyer Comment (2019-02-13): MD 2/1/19, the initial LE dated 9/19/18 disclosed the Title - Endorsement Fee at $81, so this would be the baseline for testing. The Title - Endorsement Fee charged at closing was $50, so there is not tolerance violation. Regarding the addition of the $54.35 Title - Form 9 fee, EM/Galton would accept the 11/26 CoC referencing the borrower requested changes as sufficient evidence to rebaseline.	02/14/2019			1	A	11/XX/2018	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205862356	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $543.50 exceeds tolerance of $480.00. Insufficient or no cure was provided to the borrower. (7567)
Title - Lender's Title Insurance Fee was disclosed as $480.00 on the Initial Loan Estimate dated 09/19/2018, but disclosed as $543.50 on the revised interim CD dated 11/26/2018 and on the Final Closing Disclosure. COC issued on 11/26/2018 disclosed the reason for the change as "Borr Requested - Reduction/Increase in Rate/Fees, Title - Lender's Title Insurance which is not a valid reason for the increase in this fee. Post-closing CD's dated 12/03/2018 and 12/04/2018 did not disclose a cure for the increase of $63.50. A COC with a valid reason for the increase in this fee, or a Letter of Explanation, Proof of Delivery, Copy of Refund Check for $63.50, and Corrected CD are required to cure.
												Reviewer Comment (2019-02-14): XXX received VCC for fee change. Buyer Comment (2019-02-13): MD 2/1/19, EM/Galton would accept the 11/26 CoC referencing the borrower requested changes as sufficient evidence to rebaseline.	02/14/2019			1	A	11/XX/2018	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205862356	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,135.76 exceeds tolerance of $531.63. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points were disclosed as $531.63 on the revised Closing Disclosure dated 11/05/2018, but disclosed as $1,135.76 on the Final Closing Disclosure. Post-closing CD's dated 12/03/2018 and 12/04/2018 did not disclose a cure for the increase of $604.13. A COC with a valid reason for the increase in this fee, or a Letter of Explanation, Proof of Delivery, Copy of Refund Check for $604.13, and Corrected CD are required to cure.
Reviewer Comment (2019-03-20): Upon further review,  the exception is cleared.

Buyer Comment (2019-03-19): MD 3/19/19, The lock-in agreement states the lock expires on 11/13, so the change in circumstance is valid and disclosed on the 11/14 CoC as re-lock/ lock ext.

Reviewer Comment (2019-02-14): Loan amount or interest rate was not changed from 11/14/18 CD to the revised CD dated 11/26/18.  A valid reason for the fee change was not provided.  A refund is due.  Provide a Corrected CD, Copy of Refund Check, Letter of Explanation and Proof of delivery to cure.

Buyer Comment (2019-02-13): MD 1/31/19, lender first disclosed origination charges of $1,135.76 on 11/14 CD. There is a corresponding CoC in the file dated 11/14 stating the loan exp/ re-locked and that the discount points increased. EdgeMAC would consider this a sufficient CoC and not require a cure.

													03/20/2019			1	A	11/XX/2018	FL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
205862356	XXX	XXX	01/23/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 11/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/11/26/2018)	Cure for various 0% and 10% tolerance violations totaling $871.98 was not provided.			Reviewer Comment (2019-03-20): Upon further review, the exception is cleared.	03/20/2019			1	A	11/XX/2018	FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206005711	XXX	XXX	02/04/2019	Compliance	Compliance	Federal Compliance	TRID Esign Consent Agreement Status	ESIGN Act – Missing esign consent. TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes. Disclosures sent electronically may result in a fee tolerance violation of up to $12,437.40 and disclosure timing violations.	Borrower signed the Closing Disclosure dated 12/07/2018 electronically however, file is missing the TRID E-Sign Consent Agreement. Closing Disclosure sent electronically prior to e-sign consent may result in a fee tolerance violation of up to $12,437.40.			Reviewer Comment (2019-04-06): eConsent received.	04/06/2019			1	A	12/XX/2018	CA	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
206005711	XXX	XXX	02/04/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,962.70 exceeds tolerance of $3,087.00. Insufficient or no cure was provided to the borrower. (7200)
Loan Discount Points were disclosed on the revised Closing Disclosure dated 12/XX/2018 as $3,087.00 but disclosed as $3,962.70 on the revised Closing Disclosure dated 12/XX/2018 and on the Final Closing Disclosure. COC provided on 12/07/2018 disclosed a rate increase from 5.375% to 6.875% and a change of circumstance affecting eligibility as the reasons for the increase in Loan Discount Points however, the COC did not disclose what were the circumstances that affected the loan eligibility. Post closing CD dated 12/17/2018 disclosed a cure of $115.00 which is insufficient to cover the Loan Discount Points increase of $875.70. A valid COC explaining the circumstances that affected eligibility, or a Letter of Explanation, Proof of Delivery, Copy of Refund Check for $875.70, and Corrected CD are required to cure.

Reviewer Comment (2019-04-06): eConsent received.

Buyer Comment (2019-04-05): MD 4/4/19, Received econsent showing borrower consented prior to signing the 12/7 CD.

Reviewer Comment (2019-02-14): 12/07/2018 Revised CD was sent electronically.  Please provide E-Sign Consent Agreement in order to re-baseline.  Unable to re-baseline Loan Discount Points until e-consent is received.

Buyer Comment (2019-02-13): MD 2/13/19 The CoC issued on 12/7 would be deemed sufficient evidence of a valid CoC. The lender disclosed that the APR/rate change, which had a direct impact on the interest rate dependent charges (points).

													04/06/2019			1	A	12/XX/2018	CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206005711	XXX	XXX	02/04/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $865.00 exceeds tolerance of $750.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee was disclosed as $750.00 on the Initial Loan Estimate dated 10/17/2018, but disclosed as $865.00 on the Final Closing Disclosure. Post closing CD dated 12/17/2018 disclosed a cure of $115.00 for the Appraisal Fee increase however, a valid, dated Letter of Explanation, Proof of Delivery and Copy of Refund Check for $115.00 are required to cure.			Reviewer Comment (2019-02-14): Confirmed from Final Settlement Statement and PC-CD that a cure of $115 was provided to the borrower for appraisal fee increase. Buyer Comment (2019-02-13): MD 2/13/19, the $115 cure was provided at funding, so an LOE and copy of the refund check would not be required. The funding CD issued 12/17 was sent via USPS per the lender.		02/14/2019		2	B	12/XX/2018	CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206005711	XXX	XXX	02/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/11/2018)	Cure for various 0% tolerance violations totaling $990.70 was not provided.							2	B	12/XX/2018	CA	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206005718	XXX	XXX	02/05/2019	Compliance	Compliance	Federal Compliance	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The Mortgage Loan Origination Agreement is missing from the loan file.							2	B	12/XX/2018	CA	Second Home	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
206005718	XXX	XXX	02/05/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $160.00 exceeds tolerance of $75.00 plus 10% or $82.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $160.00 exceeds tolerance of $75.00 plus 10% or $82.50. Sufficient or excess cure was provided to the borrower at Closing.					02/05/2019		1	A	12/XX/2018	CA	Second Home	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206005721	XXX	XXX	01/31/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/13/2018)	Per documentation in file, the borrower received a copy of the appraisal on 10/05/2018, which is prior to the appraisal report date of 11/13/2018. Evidence borrower received a copy of the final appraisal was not provided.			Reviewer Comment (2019-09-12): Received evidence borrower was provided appraisal 10/5 however, the appraisal is dated 11/13, please provide evidence borrower was provided appraisal dated 11/13/18.				2	B	11/XX/2018	OR	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
206005721	XXX	XXX	01/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of $165.00 on Final Closing Disclosure provided on 11/21/2018 not accurate. (Final/11/21/2018)	The appraisal reflects HOA fee of $150.00 a year. The Final CD should reflect $150.00 for the Non-Escrowed Property Costs over Year 1 however the Non-Escrowed Property Costs over Year 1 on the Final CD is $165.00. A corrected post closing disclosure was provided with a letter of explanation.			Reviewer Comment (2019-02-04): Received Letter of Explanation and Corrected CD required to cure.		02/04/2019		2	B	11/XX/2018	OR	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206005721	XXX	XXX	01/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 11/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/11/21/2018)	Final Closing Disclosure disclosed a Closing Date of 11/XX/2018. Deed of Trust was notarized on 11/XX/2018. Post-closing CD dated 12/XX/2018 disclosed the same closing date of 11/XX/2018. Letter of Explanation and Corrected CD are required to cure.							2	B	11/XX/2018	OR	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206005726	XXX	XXX	02/04/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 26.40 is less than Guideline PITIA months reserves of 33.00.				Reviewer Comment (2019-02-08): Reserves were met. See internal comments.	02/08/2019			1	A	11/XX/2018	IL	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
206005738	XXX	XXX	02/06/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/30/2018)				Reviewer Comment (2019-09-12): Received evidence borrower was provided with appraisal.	09/12/2019			1	A	12/XX/2018	FL	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
206005738	XXX	XXX	02/06/2019	Compliance	Compliance	Federal Compliance	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.								2	B	12/XX/2018	FL	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
206005745	XXX	XXX	02/06/2019	Credit	Document Error	General	Property is a PUD. PUD Rider was not indicated on the Security Instrument.	Property Type: PUD.	The appraisal indicates the property being in a PUD; however, the other loan documents do not support this. Please provide clarification on the HOA and PUD. If property is a PUD then rider would be required and HOA fee added to DTI.			Reviewer Comment (2019-03-11): Rider not required. Reviewer Comment (2019-02-28): Per our Internal Counsel: Failure to attach the rider should not affect the foreclosure, but it may prevent the foreclosing entity from adding in PUD payments paid on behalf of the borrower to the total debt owed. Exception has been downgraded to EV2. Buyer Comment (2019-02-27): Per our legal counsel the exclusion of the PUD is not considered material, as long the HOA fees are being paid. Please reduce to EV2 or provide regulatory language to support materiality	03/11/2019			1	A	12/XX/2018	IL	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206005745	XXX	XXX	02/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2018 incorrectly disclosed whether the loan allows for Assumption. (Final/12/13/2018)	The Promissory Note says it is assumable, however, the Final Closing Disclosure says the loan is not assumable. Please provide corrected Closing Disclosure.							2	B	12/XX/2018	IL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206005745	XXX	XXX	02/06/2019	Credit	Credit	Credit Documentation	Credit Report Error: Missing source document for credit/housing history.		Missing 24 months of housing history. The seller provided proof of housing history, but is missing a 6 month period from July 2017 to December 2017.	38 months reserves > 6 months guideline minimum - borrowers have verified reserves of $96,911.47. Borrower has employment stability for 20 years in the Financial Services Business. FICO = 728 which is above the program min of 600. 75% LTV < 85% guideline max	Originator Pre-Close Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-20): Client elects to waive the exception with verified compensating factors. Buyer Comment (2019-02-19): Disagree. There is an exception in the file for the missing months.			02/20/2019	2	B	12/XX/2018	IL	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206005757	XXX	XXX	02/08/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/21/2018)	Valuation received by borrower 12/14/18 however appraisal signature date is 12/21/18 with appraisal effective date of 12/11/18.			Reviewer Comment (2019-09-12): Received evidence borrower was provided appraisal on 12/14 however, this is before the report date 12/21. Please provide evidence borrower was provided the updated appraisal or provide the original appraisal with a list of changes to verify they were clerical in manner only.				2	B	01/02/2019	CA	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
206005757	XXX	XXX	02/08/2019	Credit	Credit	Credit Documentation	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: XXX	Credit report 91 days at date of signing note. Approved exception in file.	Borrower has job stability for 8 years. Good credit history with minimal consumer debt and perfect mortgage history on credit report.	Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-11): Client elects to waive with compensation factors.			02/11/2019	2	B	01/02/2019	CA	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No
206135261	XXX	XXX	02/20/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/19/2018)				Reviewer Comment (2019-09-12): Received evidence borrower was provided with the appraisal.	09/12/2019			1	A	01/11/2019	MA	Investment	Purchase		B	A	A	A	B	A	A	A	N/A	N/A	No
206135262	XXX	XXX	02/26/2019	Compliance	Compliance	State Compliance	(State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold)	Minnesota Subprime Loan: APR on subject loan of 6.95850% or Final Disclosure APR of 6.98500% is in excess of allowable threshold of USTreasury 3.3600% + 3%, or 6.36000%. Compliant Subprime Loan.								2	B	01/14/2019	MN	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206135262	XXX	XXX	02/26/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/11/2019)	Final disclosure reflects an increase in total costs exceeding the legal limit, insufficient cure provided at closing			Reviewer Comment (2019-03-06): XXX received required documents, exception is cleared.	03/06/2019			1	A	01/14/2019	MN	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135262	XXX	XXX	02/26/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $142.00 exceeds tolerance of $92.00 plus 10% or $101.20. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $142.00 for recording fees exceeds tolerance of $92.00 plus 10% or $101.20. Insufficient or no cure was provided to the borrower			Reviewer Comment (2019-03-06): XXX received required documents, exception is cleared. Buyer Comment (2019-03-06): (MAC 03/04/19): Please see the 01/03/2019 Change of Circumstance which documents the changed circumstance affecting non-title related fee charges: The recording fees were increased based on the need to record additional, unanticipated documents such as a release of a prior lien and recording a corrective deed.	03/06/2019			1	A	01/14/2019	MN	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206135269	XXX	XXX	02/26/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/XX/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/21/2019)	Final disclosure reflects a closing date of 01/XX/2019, document was executed on 01/XX/2019. File contains a post closing disclosure with the accurate closing/funding date as well a letter to the borrower.			Reviewer Comment (2019-08-06): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2019-08-05): Per the current SFIG TRID matrix (row 86) an incorrect closing date is considered an EV2 exception, that if corrected would be lowered to an EV1.		08/06/2019		1	A	01/21/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	A	A	A	Non QM	Non QM	Yes
206135269	XXX	XXX	02/27/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender Exception: Subject Property is zoned Agricultural and minimum 5 acres site size. The exception includes compensating factors.	750 representative FICO score > 680 guideline minimum - 70 points above guideline minimum 39.43% DTI on this (Documentation Type) documentation loan < 45% guideline max - 5.57% below program guideline maximum Borrower on this full documentation loan has a disposable income of $13,000+	Aggregator Aggregator Originator Pre-Close	Reviewer Comment (2019-02-27): Client elects to waive.			02/27/2019	2	B	01/21/2019	CA	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
206135279	XXX	XXX	02/21/2019	Credit	Credit	Credit Eligibility	Public Record Issue:	Credit Report: Original // Public Record Type: Collections / Balance: 26.00								2	B	01/08/2019	AZ	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No
206135279	XXX	XXX	02/21/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $630.00 exceeds tolerance of $490.00. Sufficient or excess cure was provided to the borrower. (7506)								2	B	01/08/2019	AZ	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206135279	XXX	XXX	02/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 01/16/2019 did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/01/16/2019)	Closing Disclosure page 5 did not include the name of the Mortgage Broker Contact and Broker Contact NMLS ID number. This was added to the Post Close Closing Disclosure however.			Reviewer Comment (2019-03-06): XXX received the required documents. Buyer Comment (2019-03-06): (MAC 03/01/19): A corrected PC CD was issued on 2/4/19 to the borrower, reflecting the Mortgage Broker Contact and Contact NMLS ID number. Correction was made within 60 day TRID window.		03/06/2019		2	B	01/08/2019	AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206135279	XXX	XXX	02/21/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/16/2019)	The Appraisal fee was disclosed as $490 on the Loan Estimate but a total of $630 was charged on the Closing Disclosure. The Appraisal Invoice details that $140 additional was a "Rush" fee. No justification was found that explains the borrower requesting this additional fee.							2	B	01/08/2019	AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes
206135282	XXX	XXX	02/21/2019	Credit	Missing Document	General	Incomplete Document: 1003 Final is incomplete		Final Signed 1003 not present in the documents provided.			Reviewer Comment (2019-05-23): Received Final 1003 signed by borrower. Buyer Comment (2019-05-22): Please see attached signed final 1003.	05/23/2019			1	A	12/XX/2018	CA	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
206276137	XXX	XXX	03/08/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/13/2018 Disaster End Date: 11/26/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/12/2018				Reviewer Comment (2019-03-12): Client is reviewing properties in FEMA areas as they believe appropriate.	03/12/2019			1	A	01/17/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206276137	XXX	XXX	03/12/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:		Missing P&L for LSM Properties. Lender exception provided for missing P&L with compensating factors.	787 representative FICO score > 680 26.11% DTI on this full documentation loan < 50% guideline max 12 months reserves (min 6 Months) Borrower has job stability for 34 years as a Physician. Residual income of $6500 (GL's require $3500).	Originator Pre-Close Originator Pre-Close Originator Pre-Close Aggregator Aggregator	Reviewer Comment (2019-03-12): Waived per client with documented comp factors and Funding Exception Memo.			03/12/2019	2	B	01/17/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206276137	XXX	XXX	03/13/2019	Credit	Credit	Miscellaneous	Credit Exception:		Legal non-conforming property. Lender exception provided for zoning with compensating factors.	787 representative FICO score > 680 26.11% DTI on this full documentation loan < 50% guideline max 12 months reserves (min 6 Months) Borrower has job stability for 34 years as a Physician. Residual income of $6500 (GL's require $3500).	Originator Pre-Close Originator Pre-Close Originator Pre-Close Aggregator Aggregator	Reviewer Comment (2019-03-13): Client elects to waive with Compensating Factors.			03/13/2019	2	B	01/17/2019	CA	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No
206276138	XXX	XXX	03/08/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX 4506 or 4506-T (2016), 4506 or 4506-T (2017)	Missing 4506-T signed for both borrowers.			Reviewer Comment (2019-05-09): Received, condition cleared. Buyer Comment (2019-05-08): Please see attached signed 4506-T.	05/09/2019			1	A	12/XX/2018	NV	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM	Higher Priced QM	No
206276138	XXX	XXX	03/13/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.68 is less than Guideline PITIA months reserves of 9.00.	Guidelines require 9 months PITIA reserves for A+ FTHB and 95% LTV.	24.98% DTI < 35.00% guideline maximum. 743 representative FICO score > 680 guideline minimum. Borrower has employment stability for 21 years in the same field. Borrower has Residual Income of $10,064.29, exceeds minimum requirement of $1,500.00.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-06-07): Client elects to waive the exception with verified compensating factors. Buyer Comment (2019-06-06): See attached exception with compensating factors for reserves.			06/07/2019	2	B	12/XX/2018	NV	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM	Higher Priced QM	No
206276149	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan is asset qualifier loan with no income calculated and no ratios required. Borrower has $218,387.01 in reserves available with only $19,296.45 in required reserves.			Reviewer Comment (2019-03-15): Regraded to EV2 based on Asset Qualification loan program				2	B	02/01/2019	AZ	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM Loan Designation	C	B	A	A	C	B	A	A	Non QM	ATR Risk	Yes
206276149	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio	Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.	Loan is asset qualifier loan with no income calculated and no ratios required. Borrower has $218,387.01 in reserves available with only $19,296.45 in required reserves.			Reviewer Comment (2019-03-15): Asset Qualification program				2	B	02/01/2019	AZ	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
206276149	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Asset Consideration Loan	Ability to Repay (Dodd-Frank 2014): It is questionable whether this loan meets ATR requirements.	Loan is asset qualifier loan with no income calculated and no ratios required. Borrower has $218,387.01 in reserves available with only $19,296.45 in required reserves.							2	B	02/01/2019	AZ	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
206276149	XXX	XXX	03/14/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - No Income Provided	Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.	Loan is asset qualifier loan with no income calculated and no ratios required. Borrower has $218,387.01 in reserves available with only $19,296.45 in required reserves.			Reviewer Comment (2019-03-15): Regraded to EV2-B, Asset Qual program.				2	B	02/01/2019	AZ	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	ATR Risk	No
206276152	XXX	XXX	03/11/2019	Credit	Asset	Asset Documentation	Asset Issue: Gift funds are missing evidence of receipt		Lender exception provided to allow wire transfer receipt for proof of donor funds. Gift from borrowers brother for $75,000 transferred to borrowers bank account via wire transfer from donors Charles Schwab account. Wire transfer shows donors name and bank name to show evidence of ownership. No additional donors statement required.	708 representative FICO score > 600 guideline minimum Reserves of $114,317 (9+ months) Residual Income = $29,490/ month	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-03-13): Client elects to waive with compensation factors.			03/13/2019	2	B	01/31/2019	TX	Primary	Purchase		C	B	C	B	A	A	A	A	Higher Priced QM	Higher Priced QM	No
206276159	XXX	XXX	03/13/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/01/29/2019)	The Promissory Note says the loan is assumable however the Closing Disclosure says the loan is not assumable.							2	B	01/29/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
206276159	XXX	XXX	03/14/2019	Credit	Credit	Miscellaneous	Credit Exception:		Program does not allow 10/1 I/O ARM 40 Yr. Client elects to waive with Compensating Factors.	41% DTI on this (Documentation Type) documentation loan < 45% guideline max - 4% below program guideline maximum Borrower on this (Documentation Type) documentation loan has a disposable income of $15,744.85 Borrower has job stability for 6 years as a General Manager with XXX	Aggregator Aggregator Aggregator	Reviewer Comment (2019-03-14): Client elects to waive with Compensating Factors.			03/14/2019	2	B	01/29/2019	CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
206276169	XXX	XXX	03/08/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 50,872.53.	The final application shows $51,116.00 as liquid assets; however, the most recent bank statement provided only verified $34,054.09 in the account. Insufficient assets to cover cash for closing and reserves.			Reviewer Comment (2019-03-29): PCCD dated 2/11/19 reflects $3,369.46 cash to borrower, verified assets of $76,445.20 sufficient to cover required reserves of $50,872.53. Buyer Comment (2019-03-28): CD in file dated 02/11/2019 shows a cashout to borrower of $3,369.46. The $34054.09 for US Bank and the $65217.09 (55%) can be used for reserves.	03/29/2019			1	A	01/29/2019	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
206276169	XXX	XXX	03/08/2019	Credit	Asset	Asset Calculation / Analysis	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $76,445.20 is less than Cash From Borrower $129,738.45.
Reviewer Comment (2019-05-09): Borrower took new loan out on Lot 16 for $160k, funds were used towards closing verified with pccd dated 2/11 and new loan HUD 1 dated 2/5.

Buyer Comment (2019-05-08): There is nothing in the guidelines that require the seller to provide proof of funding and wire figures.  The file contains a PCCD dated 2/11/2019, with proof of delivery to the borrower along with the LOE.  Documentation provided is sufficient.  Please clear exception.

Reviewer Comment (2019-03-29): Please provide Final settlement statement to verify PCCD is as loan funded.

Buyer Comment (2019-03-28): CD in file dated 02/11/2019 shows a cashout to borrower of $3,369.46.

													05/09/2019			1	A	01/29/2019	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
206276169	XXX	XXX	05/09/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 61.55478% exceeds Guideline total debt ratio of 50.00000%.	Borrower took new loan out on Lot 16 for $160k, funds were used towards subject closing verified with pccd dated 2/XX and HUD 1 from new loan dated 2/XX. Note for new loan on lot 16 shows a mortgage payment of $1600 per month, tax cert for lot 16 shows $205.42. Payments included in DTI.			Reviewer Comment (2019-06-05): Updated Income calculation, included subject property rental income. Buyer Comment (2019-06-04): Full Payment of $1600 and taxes of $206.42 were used in the calcuation fo the DTI rattio of 44.43%.	06/05/2019			1	A	01/29/2019	CA	Investment	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	N/A	N/A	No
206276170	XXX	XXX	03/06/2019	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003									2	B	12/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
206276170	XXX	XXX	03/06/2019	Credit	Loan Package Documentation	Application / Processing	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/11/2018 Disaster End Date: 11/26/2018 Disaster Name: WILDFIRES Disaster Declaration Date: 11/12/2018	Lender Exception in file.			Reviewer Comment (2019-03-13): Client is reviewing properties in FEMA areas as they believe appropriate.	03/13/2019			1	A	12/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
206276170	XXX	XXX	03/06/2019	Compliance	Compliance	Federal Compliance	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 10/26/2018, Most Recent Tax Return End Date 12/31/2016, Tax Return Due Date 04/15/2018. (XXX 15, Inc/Schedule K-1 less than 25 Percent)	No tax returns provided.							2	B	12/XX/2018	CA	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	Non QM	Non QM	No
206276170	XXX	XXX	03/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 12/XX/2018 disclosed a Closing Date that did not match the actual date of consummation. (Final/12/15/2018)	Closing date corrected on the post close CD.							2	B	12/XX/2018	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
206276170	XXX	XXX	03/06/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $981.00 exceeds tolerance of $830.00 plus 10% or $913.00. Sufficient or excess cure was provided to the borrower at Closing. (0)						03/06/2019		1	A	12/XX/2018	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
206402028	XXX	XXX	04/02/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/XX/2019 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/01/11/2019)	The amount prepaid includes $199 in service fees. The amount in escrow is based on the premium amount of $977.							2	B	01/11/2019	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206402028	XXX	XXX	04/02/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/11/2019)	Final CD disclosed a change in Total Closing Costs, however, did not disclose the amount by which the change exceeded the legal limit.			Reviewer Comment (2019-05-08): Attorney fee decreased from LE to final CD.	05/08/2019			1	A	01/11/2019	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206402028	XXX	XXX	04/02/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller Change - Seller Credit	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2019 incorrectly disclosed whether there was a change in the Seller Credit. (Final/01/11/2019)	Final CD disclosed a seller credit on the loan estimate and final CD of $5000, however indicates Yes to the question did this amount change.							2	B	01/11/2019	TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206402028	XXX	XXX	04/02/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent And Other). Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7589)	Attorney Fee of $150 was not disclosed on the binding LE. Cure was not provided.
Reviewer Comment (2019-05-08): Attorney fee decreased from LE to final CD.

Reviewer Comment (2019-04-23): Title - Attorney fee was disclosed as a shoppable fee on final LE and erroneously disclosed in Section B and paid to a provider not on the SSPL, it would be a no tolerance fee.  To cure provide a Corrected CD moving the fee back to Section C and Letter of Explanation and no refund would be necessary.  If it remains in Section B, a refund would be required.

Buyer Comment (2019-04-23): MD 4/23/19, the attorney fee is disclosed on the initial LE dated 9/28/18 in the amount of $400. The fee remained in section C until the initial CD was issued, in which case the lender moved the fee to section B, at closing the fee decreased to $150. Arguably the fee belongs in section C if the borrower did shop for it, but this would be non-material. No additional cure should be required.

													05/08/2019			1	A	01/11/2019	TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206402028	XXX	XXX	04/10/2019	Credit	Credit	Miscellaneous	Credit Exception:		Per Change Order/Sales Agreement dated 08/27/2018 and email from the builder dated 02/08/2019, the Final Sales Price was $644,730. Final CD and Settlement Statement disclosed a Sale Price of $600,000. Provide Final Contract Addendum/Sales Agreement verifying the Final Sales Price of $600,000. Assets/Reserves may be subject to change.			Reviewer Comment (2019-04-22): Document - Purchase Contract_S.pdf, page 5 of 126. Change Order dated 12/17/2018 reflects Final Purchase Price of $600,000.00. Purchase price is being reduced by $44,730.00 to a final price of $600,000.00. Exception Cleared. Buyer Comment (2019-04-19): The final sales price is $600,000 as evidenced by the signed escrow instructions, the sellers settlement statement signed by the seller, and the borrower settlement statement signed by the borrower. Please clear.	04/22/2019			1	A	01/11/2019	TX	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
206402045	XXX	XXX	04/03/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 11,221.20 on Final Closing Disclosure provided on 02/XX/2019 not accurate. (Final/02/05/2019)	The Final CD reflects Estimated Property Cost over 1 year as $11,221.20. The monthly payment for hazard insurance is $122.08, taxes are $667.60, and HOA is $130.00. The total is $919.68, or $11,036.16 annually.
Reviewer Comment (2019-07-08): Letter of Explanation & Corrected Closing Disclosure provided to XXX.  The issue date of the Corrected CD is 06/14/2019 which is 63 days after the discovery date of 04/12/2019.  Cure is required in 60 days from discovery.  The cure timeline has not been met, the status of the exception will be adjusted to Open – Unable to clear

Buyer Comment (2019-07-05): Disagree with XXX's calculation. ETIA amount on page 1 should reflect $989.68 total, reflecting Property Tax monthly amount of $667.60, Insurance monthly amount of $122.08, and HOA Dues of $200.00 monthly.  HOA dues are disclosed on appraisal as $200/mo. Non-Escrowed Estimated Property Costs over Year 1 on page 4 would then be $11,876.16

Reviewer Comment (2019-07-05): XXX reviewed exception. The allowable tolerance for the escrow account fields on page four of the CD is $0.02 per month of escrowed costs or $0.24 for 12 months. Total disclosed on page four of CD is $11876.16 and documentation in images indicates total should be $11036.22 ($1465 for hazard insurance, $8011.22 for property taxes, $1560 for HOA Dues) Please provide verification if using an updated amount.  Letter of Explanation and Corrected CD required to cure.

Buyer Comment (2019-07-03): received updated PCCD with corrected non-escrow in yr 1 of $11,876.16

																3	C	02/05/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
206402045	XXX	XXX	04/03/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 02/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/02/05/2019)	Final CD does not reflect a cure however failed to address fact 10% fee threshold exceeded by $89.15.			Reviewer Comment (2019-04-24): XXX received PCCD and reviewed Final Settlement Statement. The Recording Fee only charged $150. Exception Cleared.	04/24/2019			1	A	02/05/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
206402045	XXX	XXX	04/03/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $389.45 exceeds tolerance of $273.00 plus 10% or $300.30. Insufficient or no cure was provided to the borrower. (0)	10% fee threshold exceeded by $89.15 without valid COC or cure provided to borrower.			Reviewer Comment (2019-04-24): XXX received PCCD and reviewed Final Settlement Statement. The Recording Fee only charged $150. Exception Cleared. Buyer Comment (2019-04-23): MD 4/23/19, Lender issued PCCD to borrower with lowered fees causing loan to pass the 10% tolerance test. Uploaded PCCD, LOE and POD	04/24/2019			1	A	02/05/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
206402049	XXX	XXX	04/05/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $200.00 exceeds tolerance of $125.00 plus 10% or $137.50. Sufficient or excess cure was provided to the borrower at Closing. (0)	Ten Percent fees exceeded allowable by $62.50. The Final CD reflected a credit for excessive fees of $182.50.					04/05/2019		1	A	03/08/2019	NV	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206402049	XXX	XXX	04/05/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $480.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	The Appraisal Fee exceeded allowable by $120.00. The Final CD reflected a credit for excessive fees of $182.50. The Final CD reflected a credit for excessive fees of $182.50.					04/05/2019		1	A	03/08/2019	NV	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206402049	XXX	XXX	04/05/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Fee Acronyms or Abbreviations	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on 03/XX/2019 used abbreviated fees or fees listed as an acronym that are not reasonably understood by the consumer. (Final/03/08/2019)	The Final CD reflected a fee for the Title - CPL, which should have reflected Title -Closing Protection Letter.			Reviewer Comment (2019-08-07): At time of review CPL was not an accept Acronym for CDs. Exception to remain EV2 non material. Buyer Comment (2019-08-05): EM audits the fee name, abbreviations are allowed by TRID and should not be considered EV2 errors. This is outside of SFIG scope and appears to be a subjective audit by XXX. Please remove as TPR does not have the ability to determine if the abbreviation can be reasonably understood by the consumer				2	B	03/08/2019	NV	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
206415440	XXX	XXX	03/29/2019	Credit	Insurance	Insurance Analysis	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Missing insurer estimate of replacement cost
Reviewer Comment (2019-06-07): Per guidelines, coverage covers the total of the actual unpaid balances of the first and all subordinate liens.

Buyer Comment (2019-06-06): The insurance in the file would be acceptable under the part of the guidelines that states 'or the total of the actual unpaid balances of the first and all subordinate liens.' The coverage is greater than the balance of the loan. Please clear.

Reviewer Comment (2019-05-23): Policy provided does not reflect 100% replacement cost, unable to determine insurers value. Policy does reflect extended coverage  but does not state the percentage.

Buyer Comment (2019-05-22): Galton's guidelines state:
The hazard insurance coverage must cover:
100% of the insurable value of the improvements,  Guaranteed replacement, or  The total of the actual unpaid balances of the first and all subordinate liens.
Please clear the exception.

Reviewer Comment (2019-04-17): Guidelines state  insurance coverage to be lessor of 100% of insurable value of improvements or combined unpaid principle balance of the first and secondary financing - as long as it equals the minimum amount required to compensate for any damage or loss on a replacement cost basis, typically 80% of the insured value. Insurance provided is short $22,420 to meet 80% of replacement cost. Insurers estimate of replacement cost was not provided.

Buyer Comment (2019-04-16): This is not needed as the hazard insurance in the file meets guideline requirements as the coverage is greater than the loan amount.   Please clear exception.

													06/07/2019			1	A	01/25/2019	GA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
206415440	XXX	XXX	03/29/2019	Credit	Credit	Credit Documentation	No Housing History or Less Than 12 Months Verified. 6 Months reserves required per guidelines. Review data and set applicable exception.		Borrower is missing a complete 24 month housing history; however, lender provided exception with compensating factors.	38.79% DTI on this full documentation loan < 43% guideline max Borrower on this full documentation loan has a disposable income of $4,300 698 representative FICO score > 600 guideline minimum	Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-04-03): Client elects to waive with Compensating Factors.			04/03/2019	2	B	01/25/2019	GA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
206415452	XXX	XXX	03/28/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $2,650.00 exceeds tolerance of $1,800.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	The Lender credited the Borrower at Closing the amount of $926.00, this includes the difference of the $850.00 for the Appraisal Fee.					03/28/2019		1	A	01/24/2019	TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Higher Priced QM	Higher Priced QM	Yes
206415452	XXX	XXX	03/28/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company Fee. Fee Amount of $300.00 exceeds tolerance of $225.00. Sufficient or excess cure was provided to the borrower at Closing. (7510)	The Lender credited the Borrower at Closing the amount of $926.00, this includes the difference of the $75.00 for the Appraisal Management Company Fee.					03/28/2019		1	A	01/24/2019	TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Higher Priced QM	Higher Priced QM	Yes
206415452	XXX	XXX	04/05/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.		Payment Shock of 1483.10% exceeds guideline max of 150%.
Reviewer Comment (2019-05-08): Payment shock on Full Doc is at underwriter discretion.

Buyer Comment (2019-05-07): Disagree.  The payment shock on page 80 of the Seller guide 08/15/2018 referenced by XXX is under the Asset Qualifier Program.  Loan is a Full Doc loan.  The Asset Qualifier Program does not apply.

Reviewer Comment (2019-04-16): The Seller guide dated 8/15/2018, on page 80, does provide requirements. Payment Shock cannot exceed 100% if the borrower is currently renting or 250% if the borrower has a mortgage history in the past 24 months. The payment shock requirements will be waived for the following: The LTV is less than 65% or the borrower has owned the home free and clear for 2 or more years (must be documented).

Buyer Comment (2019-04-15): Guidelines state " Generally, payment shock >150%, may require further review and additional compensating factors and/or documentation may be required."   The guidelines do not specifically require any compensating factors to be documented, however, the borrower does demonstrates ability to accumulate savings; conservative use of credit; evidence of significant monthly residual income (above program requirements). There is no guideline violation that exists  as this is based on underwriter discretion.  Please clear exception.

													05/08/2019			1	A	01/24/2019	TX	Primary	Purchase		C	A	C	A	A	A	A	A	Higher Priced QM	Higher Priced QM	No
206657980	XXX	XXX	04/19/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/03/04/2019)	The note and ARM rider both reflect the loan is assumable, however on the final CD pg 4 indicates the loan is not assumable.							2	B	03/04/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206657980	XXX	XXX	04/19/2019	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/28/2019)	Please provide proof of electronic delivery and borrower receipt of Loan Estimate issued 02/27/2019 and Initial Closing Disclosure dated 02/XX/2019			Reviewer Comment (2019-05-08): Trailing documents provided confirms E-Consent Received for All Parties and confirms receipt of LE's and CD's by the borrower Buyer Comment (2019-05-07): MD 5/7/19, edisclosure history in file show 2/27 LE and 3/28 CD were sent electronically.	05/08/2019			1	A	03/04/2019	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
206657980	XXX	XXX	04/19/2019	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $2,305,676.47 disclosed on the Final Closing Disclosure dated 03/XX/2019 is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $2,305,870.47 provided on 03/12/2019, a difference of $194.00000. (Post-Close/03/12/2019)	Borrower paid charges in Section B increased on the Post Closing Disclosure causing the Total of Payments on the Final CD dated 03/04/2019 to be under disclosed. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, Reopened Rescission (if applicable), updated CD and proof of delivery.			Reviewer Comment (2019-05-23): New PC-CD received and new exception will be addressed Buyer Comment (2019-05-22): Received PCCD, LOE, POD, cure check and new NoRTC forms signed.	05/23/2019			1	A	03/04/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206657980	XXX	XXX	04/19/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 02/27/2019 not received by borrower at least four (4) business days prior to closing. (Interim/02/27/2019)	Please provide proof of electronic delivery and borrower receipt of Loan Estimate issued 02/27/2019 and Initial Closing Disclosure dated 02/28/2019.			Reviewer Comment (2019-05-08): Trailing documents provided confirms E-Consent Received for All Parties and confirms receipt of LE's and CD's by the borrower	05/08/2019			1	A	03/04/2019	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
206657980	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).								2	B	03/04/2019	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
206657980	XXX	XXX	05/23/2019	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $2,305,676.47 disclosed on the Final Closing Disclosure dated 03/XX/2019 is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $2,305,870.47 provided on 05/17/2019, a difference of $194.00000. (Post-Close/05/17/2019)	Letter of Explanation, Shipping Label, Refund check for under disclosed equivalent amount, Corrected CD, and Re-open Rescission has been provided. The shipping label provided states the label has been created but has not yet shipped to the borrower. Tracking # XXX. Additional The RTC has an expiration date of 05/XX/2019 but the borrower has not received the package. Please provide confirmation the package has been delivered to the borrower and the RTC expiration needs to reflect 3 business days from the time the borrower receives it.			Reviewer Comment (2019-05-23): Letter of Explanation, Proof of Delivery, Refund check for under disclosed equivalent amount, Corrected CD, and Re-open Rescission provided - confirmed RTC signed by the borrower. RTC signed 05/XX/2019 expired 05/XX/2019		05/23/2019		2	B	03/04/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206657989	XXX	XXX	04/18/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX Paystubs, VVOE - Employment Only	Missing VVOE and Paystubs for XXX.			Reviewer Comment (2019-05-10): Upon further research, exception has been cleared. Income not used for qualifying. Buyer Comment (2019-05-09): The income for Utah State University was not used as borrower qualifies without this income. Therefore, VVOE and Paystubs are not required. Please clear exception.	05/10/2019			1	A	2/XX/2019	UT	Investment	Purchase		C	A	C	A	A	A	A	A	N/A	N/A	No
206657996	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records. (XXX/Partnership)	Missing CPA letter or third party verification of self employment. File contain VVOE which reflects per secretary of state printout however printout not attached nor located within loan file.			Reviewer Comment (2019-05-23): Third party verification provided in file. Buyer Comment (2019-05-23): Please see attached VVOE and Sec of State printouts for both Sovereignty Family Investments and Cleaning Inc - which were already in the file. Please review and clear for all 12 exceptions related to these.	05/23/2019			1	A	03/09/2019	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
206657996	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records. (XXX/Partnership)	Missing CPA letter or third party verification of self employment. File contain VVOE which reflects per secretary of state printout however printout not attached nor located within loan file.			Reviewer Comment (2019-06-03): Received required 3rd party verif.	06/03/2019			1	A	03/09/2019	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
206657996	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records. (XXX/Partnership)	Missing CPA letter or third party verification of self employment. File contain VVOE which reflects per secretary of state printout however printout not attached nor located within loan file.			Reviewer Comment (2019-06-03): Received required 3rd party verif.	06/03/2019			1	A	03/09/2019	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
206657996	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - S-Corp Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status using reasonably reliable third-party records. (XXX/S-Corp)	Missing CPA letter or third party verification of self employment. File contain VVOE which reflects per secretary of state printout however printout not attached nor located within loan file.			Reviewer Comment (2019-06-03): Received required 3rd party verif.	06/03/2019			1	A	03/09/2019	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
206657996	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	File does not contain VVOE for any of borrowers for any of self employment income all VVOE reflects per secretary of state printout however printout not attached nor located within loan file.			Reviewer Comment (2019-06-03): Documentation provided supporting 1120 Income/Employment.	06/03/2019			1	A	03/09/2019	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
206657996	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/09/2019)	Final CD reflects closing date of 03/XX/2018 however actual date of consummation is 03/XX/2019 however cleared with post closing CD dated 03/15/2019.			Reviewer Comment (2019-08-06): SitusXXX received required documents, exception is cured. Buyer Comment (2019-08-05): Per the current SFIG TRID matrix (row 86) an incorrect closing date is considered an EV2 exception, that if corrected would be lowered to an EV1		08/06/2019		1	A	03/09/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
206657996	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/09/2019)	Final CD reflects cure of $91.55 however insufficient to cure 10% threshold of $135.55.							2	B	03/09/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
206657996	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/04/2019 not received by borrower at least four (4) business days prior to closing. (Interim/03/04/2019)	Revised LE not received by all borrowers prior to initial CD being issued 03/06/19. Tracking reflects 2 of 4 borrowers received LE on 03/04/19 however no document indicating other 2 borrowers received revised LE - per TRID requirements all borrowers must receive revised LE prior to issue of initial CD.			Reviewer Comment (2019-05-08): evidence of earlier receipt provided Buyer Comment (2019-05-07): MD 5/7/19, XXX reside at the same residence and App’d together – XXX received the 3/4/19 LE electronically XXX reside at the same residence and App’d together – XXX received the 3/4/19 LE electronically This is not a rescindable transaction, so the lender met the TRID requirement of delivering the revised LE. If XXX disagrees, please provide citation in TRID/TILA that requires that all individuals receive the revised disclosures in a purchase transaction.	05/08/2019			1	A	03/09/2019	CA	Primary	Purchase	No Defined Cure	C	C	C	A	C	C	A	A	Non QM	Non QM	No
206657996	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,993.45 exceeds tolerance of $1,689.00 plus 10% or $1,857.90. Insufficient or no cure was provided to the borrower. (0)	Ten percent fee threshold exceeded by $135.55 file reflects cure of $91.55 however insufficient to cure issue.
Reviewer Comment (2019-05-17): LOE is not required as PCCD was provided prior to XXX review.  ALTA statement confirming amounts borrower paid at closing is required to support borrower paying lower fees at closing than disclosed on final CD.  Without support, cure is required.

Buyer Comment (2019-05-15): MD 5/13/19, Per SFIG 3.0,"The review and evaluation of the ALTA Settlement Statement, or similar document, for the purpose of comparing figures to the CD, is not within the scope of review." Galton has previously discussed this topic with counsel and confirmed that redisclosure of fees on the PCCD  is sufficient documentation for baseline. Also a LOE is not required with a PCCD if the correct is self identified by the lender and does not reflect an updated cure. Per SFIG 3.0 "Post Close CDs issued by the lender without an accompanying Letter of Explanation will be permitted to remediate exception(s) on the Final CD if the corrective action is taken prior to the not compliance review performed by the TPR firm." Please remove exception

Reviewer Comment (2019-05-08): The Post Close CD dated 03/15/2019 has a reduction in the 10% fees (recording fee reduced, endorsement fee reduced, and courier fee reduced) Please provided Final Settlement Statement to confirms fees paid by borrower and Letter of Explanation to the borrower for the Post Close CD.

Buyer Comment (2019-05-07): MD 5/7/19, Need XXX to provide breakdown of 10% fees that make up the $1689 baseline, the $1993.45 total charged and which LE/CD were used to set those baselines. According the initial LE in file dated 2/11/19, the total 10% charges were $5,337 and the PCCD in file dated  3/15/19 disclosed the final 10% fees as $1,632.45

																3	C	03/09/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
206657996	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	File does not contain evidence of self - employment for either partnership of S-Corp in file.			Reviewer Comment (2019-06-03): Documentation provided supporting 1120 Income/Employment.	06/03/2019			1	A	03/09/2019	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	C	A	C	C	A	A	Non QM	Non QM	Yes
206657996	XXX	XXX	04/22/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX CPA Letter, Third Party Verification CPA Letter, Third Party Verification, W-2 (2018) CPA Letter, Third Party Verification	Missing verification of self-employment. VVOE in file reflects per secretary of state however document not attached nor within loan file.			Reviewer Comment (2019-06-03): Documentation received.	06/03/2019			1	A	03/09/2019	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
206657996	XXX	XXX	04/22/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX CPA Letter	Missing CPA letter or third party verification of employment.			Reviewer Comment (2019-06-03): Documentation received.	06/03/2019			1	A	03/09/2019	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
206657996	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	Third party verification of employment not provided. VOE in file reflects per secretary of state however documentation not provided.			Reviewer Comment (2019-06-03): Documentation provided supporting 1120 Income/Employment.	06/03/2019			1	A	03/09/2019	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
206657996	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	Third party verification of employment not provided. VOE in file reflects per secretary of state however documentation not provided.			Reviewer Comment (2019-06-03): Documentation provided supporting 1120 Income/Employment.	06/03/2019			1	A	03/09/2019	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
206657996	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status using reasonably reliable third-party records. (XXX/Partnership)	Third party verification of employment not provided. VOE in file reflects per secretary of state however documentation not provided.			Reviewer Comment (2019-06-03): Received required 3rd party verif.	06/03/2019			1	A	03/09/2019	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
206657996	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	Third party verification of employment not provided. VOE in file reflects per secretary of state however documentation not provided.			Reviewer Comment (2019-06-03): Documentation provided supporting 1120 Income/Employment.	06/03/2019			1	A	03/09/2019	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
206657996	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX/Schedule K-1 less than 25 Percent)	Third party verification of employment not provided. VOE in file reflects per secretary of state however documentation not provided.			Reviewer Comment (2019-06-03): Documentation provided supporting 1120 Income/Employment.	06/03/2019			1	A	03/09/2019	CA	Primary	Purchase		C	C	C	A	C	C	A	A	Non QM	Non QM	No
206657996	XXX	XXX	04/22/2019	Compliance	Compliance	Federal Compliance	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 03/04/2019 received on or after the date the Closing Disclosure 3/XX/2019 12:00:00 AM was received. (Interim/03/04/2019)	Loan Estimate Issued 03/04/2019 is not signed electronicly or in person. Initial Closing Disclosure dated 03/06/2019 is not signed electronicly or in person. Please provide proof of date received by borrowers for both loan estimate and closing disclosure.			Reviewer Comment (2019-05-08): evidence of earlier receipt provided	05/08/2019			1	A	03/09/2019	CA	Primary	Purchase	No Defined Cure	C	C	C	A	C	C	A	A	Non QM	Non QM	No
206658002	XXX	XXX	04/22/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow missing 24-months cancelled checks for private party housing history verification. Compensating Factors provided.	FICO 740 (min FICO 680). Borrower has job stability for 20 years as a Police Officer. Borrower on this (Documentation Type) documentation loan has a disposable income of $9000. 12+ months reserves.	Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-04-22): Client elects to waive with Compensating Factors.			04/22/2019	2	B	01/29/2019	CA	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206658006	XXX	XXX	04/30/2019	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	Borrower owns 12 financed properties(Including the subject) program states Max LTV permitted is 70% for over 10 financed properties. If the loan amount was reduce to reflect 70% LTV than the loan amount falls under $100,000.00 Lender Exception:Allow a 5% LTV Exception to 75%, with compensating factors.	The Borrower has 79 months of Reserves The Borrower will have 25% Equity in the Subject Property	Aggregator Aggregator	Reviewer Comment (2019-05-01): Lender exception to allow a 5% LTV exception.			05/01/2019	2	B	2/XX/2019	MI	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
206658006	XXX	XXX	05/06/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow Mortgagee clause not reflected on Master HOA policy. Compensating Factors provided.	The Borrower has 79 months of Reserves The Borrower will have 25% Equity in the Subject Property 776 representative FICO score > 680 guideline minimum. 40.28% DTI on this Full documentation loan < 50% guideline max. Borrower has job stability for 21 years in current position.	Aggregator Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-06): Client elects to waive with Compensating Factors.			05/06/2019	2	B	2/XX/2019	MI	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
206688423	XXX	XXX	05/07/2019	Credit	Guideline	Guideline Issue	Property is in declining market, the LTV/CLTV is required to be reduced by 5% per guidelines.		The subject property is located in a declining market per the CDA dated 3/9/2019; however, the lender provided an exception with compensating factors.	32% DTI on this full documentation loan < 43% guideline max 794 representative FICO score > 720 guideline minimum Residual income of $4,587.77.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-07): Lender explanation: The appraisal support market values are stable. Demand/Suppl in balance with 3-6 months marketing times. The CDA reports the HDI index is declining. This data is reporting a slight down trend on the graph, but is not as reliable as the market data provided on the appraisal.			05/07/2019	2	B	3/XX/2019	IN	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206786557	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/05/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/05/2019)	The Final Signed Closing Disclosure reflects the Closing date as 4/XX/2019 and the actual Closing Date was on 4/XX/2019. This was corrected on the Post Closing CD Issued on 4/16/2019.			Reviewer Comment (2019-07-03): XXX received PCCD correcting close date and LOE. Exception Cured. Reviewer Comment (2019-05-31): XXX received Post Close CD and evidence it was sent to borrower electronically. In addition. a Letter of explanation to the borrower detailing the changes is required to cure. Confirmed IEAD matched Final CD thus recession is not required to be re-opened. Please provided LOE to borrower to cure.		07/03/2019		1	A	04/05/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206786557	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 11,715.72 on Final Closing Disclosure provided on 04/XX/2019 not accurate. (Final/04/05/2019)	Final disclosure reflects a calculated total premium for homeowners insurance in section F and G of $1,086.12, however the homeowner's insurance declaration reflects a total premium of $1,045.15, this is causing calculation issue with total monthly expense and annual cost throughout the disclosure. The file contains a post closing disclosure with the corrected figures
Reviewer Comment (2019-07-03): XXX received PCCD. Final CD escrow amount is consistent with IEADS. Exception Cleared.

Buyer Comment (2019-07-02): MD 7/2/19, Per SFIG, "Post Close CDs issued by the lender without an accompanying Letter of Explanation will be permitted to remediate exception(s) on the Final CD if the corrective action is taken prior to the not compliance review performed by the TPR firm"

Reviewer Comment (2019-05-31): XXX received Post Close CD and evidence it was sent to borrower electronically.  In addition. a Letter of explanation to the borrower detailing the changes is required to cure. Confirmed IEAD matched Final CD thus recession is not required to be re-opened.  Please provided LOE to borrower to cure.

Buyer Comment (2019-05-30): MD 5/19/2019, lender provided 4/16 PCCD with closing package that corrected HOI amount to $1045.15/yr. See uploads

													07/03/2019			1	A	04/05/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206786557	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/809098)	Final disclosure reflects a calculated total premium for homeowners insurance in section F and G of $1,086.12, however the homeowner's insurance declaration reflects a total premium of $1,045.15, this is causing calculation issue with total monthly expense and annual cost throughout the disclosure. The file contains a post closing disclosure with the corrected figures
Reviewer Comment (2019-07-03): XXX received PCCD. Final CD escrow amount is consistent with IEADS. Exception Cleared.

Buyer Comment (2019-07-02): MD 7/2/19, Per SFIG, "Post Close CDs issued by the lender without an accompanying Letter of Explanation will be permitted to remediate exception(s) on the Final CD if the corrective action is taken prior to the not compliance review performed by the TPR firm"

Reviewer Comment (2019-05-31): XXX received Post Close CD and evidence it was sent to borrower electronically.  In addition. a Letter of explanation to the borrower detailing the changes is required to cure. Confirmed IEAD matched Final CD thus recession is not required to be re-opened.  Please provided LOE to borrower to cure.

Buyer Comment (2019-05-30): MD 5/19/2019, lender provided 4/16 PCCD with closing package that corrected HOI amount to $1045.15/yr. See uploads

													07/03/2019			1	A	04/05/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206786557	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2019 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/809098)	Final disclosure reflects a calculated total premium for homeowners insurance in section F and G of $1,086.12, however the homeowner's insurance declaration reflects a total premium of $1,045.15, this is causing calculation issue with total monthly expense and annual cost throughout the disclosure. The file contains a post closing disclosure with the corrected figures
Reviewer Comment (2019-07-03): XXX received PCCD. Final CD escrow amount is consistent with IEADS. Exception Cleared.

Buyer Comment (2019-07-02): MD 7/2/19, Per SFIG, "Post Close CDs issued by the lender without an accompanying Letter of Explanation will be permitted to remediate exception(s) on the Final CD if the corrective action is taken prior to the not compliance review performed by the TPR firm"

Reviewer Comment (2019-05-31): XXX received Post Close CD and evidence it was sent to borrower electronically.  In addition. a Letter of explanation to the borrower detailing the changes is required to cure. Confirmed IEAD matched Final CD thus recession is not required to be re-opened.  Please provided LOE to borrower to cure.

Buyer Comment (2019-05-30): MD 5/19/2019, lender provided 4/16 PCCD with closing package that corrected HOI amount to $1045.15/yr. See uploads

													07/03/2019			1	A	04/05/2019	CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
206786569	XXX	XXX	05/22/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Total Interest Percentage	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2019 disclosed a Total Interest Percentage that does not match the actual total interest percentage for the loan. (Final/04/16/2019)	Please provide index used for calculating ARM Total Interest Percentage. Tolerance will be re-tested when index used is received.			Reviewer Comment (2019-08-07): Index updated to the nearest index the lender used. Buyer Comment (2019-08-05): ComplianceEase audit matches loan docs (TIP 175.249%). Index used at closing was 2.694%	08/07/2019			1	A	4/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	A	A	A	Non QM	Non QM	Yes
206786569	XXX	XXX	05/23/2019	Credit	Credit	Miscellaneous	Credit Exception:		Lender exception to allow Using 10/1 ARM 40 year IO on a streamline product. New guidelines effective April 1, 2019 allow for the use of a 10/1 ARM 40 year IO on a streamline product. Compensating Factors provided.	DTI of 41.89% with a program max of 45%. Borrower on this (Documentation Type) documentation loan has a disposable income of $9007.82.	Aggregator Aggregator	Reviewer Comment (2019-05-23): Client elects to waive with Compensating Factors.			05/23/2019	2	B	4/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	B	A	A	A	Non QM	Non QM	No
206786570	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Signed Affiliated Business Arrangement not supplied in the documents provided. Please provide signed Affiliated Business Arrangement.							2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
206786570	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/18/2019)	Although the lender supplied a change of circumstance form, there's no evidence of the change in the file. The lock expiration date remained the same and the interest rate remained the same.							2	B	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206786570	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-1,873.00. (9300)	Although the lender supplied a change of circumstance form, there's no evidence of the change in the file. The lock expiration date remained the same and the interest rate remained the same. Please provide VCC on why discount points were added.			Reviewer Comment (2019-05-31): Upon further review, the exception is cleared. Buyer Comment (2019-05-30): MD 5/29/19, The 3/4/19 CoC states the number of reserves were updated, which effected pricing. EM would accept this as sufficient documentation of a change in circumstance.	05/31/2019			1	A	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206786570	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $936.25 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount points were added after the loan was locked. There is not a relock disclosure and the original lock was until 3/29 but the discount points were added 3/4/2019. Provide VCC or Points must be refunded to borrower and a corrected closing disclosure provided.			Reviewer Comment (2019-05-31): Upon further review, the exception is cleared. Buyer Comment (2019-05-30): MD 5/29/19, The 3/4/19 CoC states the number of reserves were updated, which effected pricing. EM would accept this as sufficient documentation of a change in circumstance.	05/31/2019			1	A	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206786570	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Adding the appraisal desk review fee after initial disclosures is not valid change of circumstance. The lender did not provide an adequate cure to satisfy this. Please provide VCC or refund appraisal review fee to borrower and provide corrected closing disclosure.			Reviewer Comment (2019-05-31): Upon further review, the exception is cleared. Buyer Comment (2019-05-30): MD 5/29/19, EM would accept the 2/27/19 CoC as a valid reason for a change in circumstance.	05/31/2019			1	A	3/XX/2019	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206786570	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/26/2019)	Please provide proof borrower received appraisal 3 days before closing. Provide either acknowledgement of receipt of appraisal signed by borrower at closing or proof appraisal was sent to borrower.			Reviewer Comment (2019-09-12): Received evidence borrower was provided with the appraisal.	09/12/2019			1	A	3/XX/2019	CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
206786571	XXX	XXX	05/17/2019	Credit	Insurance	Insurance Documentation	Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage.		Blanket coverage provided but no HO-6 policy provided.			Reviewer Comment (2019-06-06): Walls in coverage included. Buyer Comment (2019-06-04): Page 1 and page 3 of the Master Policy in file (Insuarance Folder) included Walls in/All in coverage for subject unit and extended replacement cost guaranty	06/06/2019			1	A	4/XX/2019	MA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
206786571	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Please attest that file was originated as High Priced.			Reviewer Comment (2019-06-07): Lender provided corrected Higher Priced QM designation. Buyer Comment (2019-06-06): Please change designation to Higher Priced QM. Data has been changed. Reviewer Comment (2019-06-06): Restated designation QM Rebuttable Presumption does not match due diligence of Loan Designation of Higher Priced QM. Buyer Comment (2019-06-04): Loan should be QM Rebuttable Presumption. Data has been changed.	06/07/2019			1	A	4/XX/2019	MA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206786571	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 04/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/04/10/2019)	Final disclosure added a $150.00 cure which reduced the lenders credit total, this was corrected on the post closing CD							2	B	4/XX/2019	MA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206786571	XXX	XXX	05/17/2019	Compliance	Compliance	Federal Compliance	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,482.49 is less than amount of binding Lender Credit previously disclosed in the amount of $-5,057.00. (9300)	Missing VCC for reduction of lender credit.
Reviewer Comment (2019-05-31): Lender credit allocated to other fees and matches or exceeds disclosed amount on baseline CD.  Any excess credit is applied to fees in section H, prepaids, or escrows. NOTE:   If excess credit is applied to a fee that is bound by a tolerance, then it is not allowed (i.e. section A, B or paid to an affiliate)

Buyer Comment (2019-05-30): MD 5/29/19, The latest CD in file dated 4/10/19 discloses a total of $5,057.49 is specific lender credits in the "paid by other column". Does not appear lender credit decreased. How is XXX determining the final lender credit was $4,482.49?

													05/31/2019			1	A	4/XX/2019	MA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
206786579	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2019 incorrectly disclosed whether the loan allows for Assumption. (Final/04/17/2019)	Per the note and Arm Rider the loan can be assumed, However the final CD indicates the loan cannot be assumed.			Reviewer Comment (2019-08-07): A PCCD and LOE is required in order to address the exception.				2	B	4/XX/2019	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
206786579	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 04/XX/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/04/17/2019)	Closing CD issued 4/17/2019 listed closing date of 4/XX/2019, however consummation was 4/XX/2019. This was corrected on the PC CD issued 4/29/2019, however the LOE provided to accompany the PC CD did not mention that the closing date had changed.			Reviewer Comment (2019-08-07): XXX received required documents, exception is cured. Buyer Comment (2019-08-05): There is no requirement in TRID or TILA that the LOE go into that much explanation. This is a reg interpretation of XXX's		08/07/2019		1	A	4/XX/2019	AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
206786579	XXX	XXX	05/20/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM.	Please provide attestation that file was originated as High Priced QM.			Reviewer Comment (2019-06-26): File redesignated as High Priced. Buyer Comment (2019-06-25): Galton agrees with XXX's designation of Higher Priced QM. Please update.	06/26/2019			1	A	4/XX/2019	AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM	Higher Priced QM	Yes
206786579	XXX	XXX	05/20/2019	Credit	Income / Employment	Income Documentation	Income Docs Missing:	Borrower: XXX, Borrower: XXX Transcripts (2018) Transcripts (2018)	Lender provided exception for the missing 2018 Tax Transcripts. Tax transcripts provided show "no record found". 2018 Transcripts are not yet available from the IRS.	Borrower has employment stability for 14 years. High mid-FICO score of 739. Liquid assets of $82,857 which equate to over 24 months reserves.	Aggregator Aggregator Aggregator	Reviewer Comment (2019-05-20): Lender exception was provided with compensating factors.			05/20/2019	2	B	4/XX/2019	AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
206786579	XXX	XXX	06/26/2019	Compliance	Compliance	Federal Compliance	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM matches the Due Diligence Loan Designation of Higher Priced QM.	File redesignated as High Priced.							2	B	4/XX/2019	AZ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM	Higher Priced QM	No
206844515	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Negative Fees	TRID-RESPA Integrated Disclosure - Final Closing Disclosure provided on 04/XX/2019 disclosed a negative fee amount. (Final/04/25/2019)	The Closing Disclosure and the Seller CD reflect a negative Fee for the Title-Owners Policy.			Reviewer Comment (2019-08-07): Please provide an attestation showing the amount of the negative fee matches the cost of owners title option and the exception will be cleared. Buyer Comment (2019-08-05): Per TRID, the creditor is allowed to disclose a negative amount to offset an excess charge. See April 2016 TRID webinar transcripts				2	B	4/XX/2019	CO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
206844515	XXX	XXX	06/04/2019	Credit	Asset	Asset Documentation	Aged document: Asset Account date is more than 90 days prior to the note.	Financial Institution: XXX / End Date: 01/09/2019 // Account Type: Checking / Account Number: XXX, Financial Institution: XXX / End Date: 12/31/2018 // Account Type: 401(k)/403(b) Account / Account Number: XXX Asset Account Date: 01/09/2019 Asset Account Date: 12/31/2018	The Loan file is missing the most updated XXX Statement within 90 days of Note Date. The Loan file is also missing the most updated 401k Statement to be dated within 90 days of Note Date.			Reviewer Comment (2019-06-20): Per Lender's program matrix, Age of Documents, Per FNMA. Documents were good through 4/30/2019. Notes date was 4/XX/2019. Buyer Comment (2019-06-20): This is a Streamlined program first lien that defaults to Fannie's age of documents. Documents must be dated within 180 days of the note date. Please clear.	06/20/2019			1	A	4/XX/2019	CO	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
206844515	XXX	XXX	06/04/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Payment Shock exceeds credit guidelines.	Payment Shock: 182.30363%	The Guidelines state that Payment Shock> 150% may require further review unless there are compensating Factors. However there are no Compensating Factors listed on the approval.			Reviewer Comment (2019-06-20): Payment Shock is not specified under the Streamlined First Lien Program. Buyer Comment (2019-06-20): The is a Streamlined first lien program loan. There are no Galton payment shock overlays. This is a fixed rate loan, no payment shock guideline requirements. Please clear.	06/20/2019			1	A	4/XX/2019	CO	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
206844517	XXX	XXX	06/03/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/24/2019)	Proof the appraisal was delivered to the borrower at least three days prior to the closing date was not provided.							2	B	4/XX/2019	ID	Investment	Purchase		B	B	A	A	B	B	A	A	N/A	N/A	No
206844520	XXX	XXX	05/31/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/03/29/2019)	The Closing Disclosure reflects the Closing Date of 3/XX/2019; however, the Signed Date is 4/XX/2019. The Post Closing CD's in the loan file do not correct this Date.							2	B	3/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
206844520	XXX	XXX	05/31/2019	Compliance	Compliance	Federal Compliance	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/26/2019)	The Initial Closing Disclosure issued on 3/XX/2019 was not acknowledged by the Borrowers within three days of issue date.			Reviewer Comment (2019-06-13): XXX reviewed Disclosure Tracking indicating the 03/26 CD was received the same day. Exception Cleared. Buyer Comment (2019-06-12): MD 6/12/19, the initial CD was issued 3/26/19. The lender sent it electronically on 3/26 and the borrower viewed the CD on 3/26. See uploaded screenshot of edisclosure history.	06/13/2019			1	A	3/XX/2019	CA	Primary	Purchase	No Defined Cure	C	C	A	A	C	C	A	A	Non QM	Non QM	No
206844520	XXX	XXX	05/31/2019	Compliance	Compliance	Federal Compliance	TRID Post Close Closing Disclosure Total Of Payments Test Non-Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $3,223,159.62 disclosed on the Final Closing Disclosure dated 03/XX/2019 is inaccurate by more than $100 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $3,223,264.62 provided on 05/08/2019, a difference of $105.00000. (Post-Close/05/08/2019)	Borrower paid charges in Section C increased on the Post Closing Disclosure causing the Total of Payments on the Final CD dated 03/29/19 to be under disclosed. Remediation includes Letter of Explanation, Refund check for under disclosed equivalent amount, updated CD and proof of delivery.
Reviewer Comment (2019-06-13): XXX reviewed exception. XXX only considers clearing exceptions if we receive evidence or an attestation that the change in fees reflected on the PCCD result from events that occurred after closing.  With such an attestation, we would consider clearing any associated APR, Finance Charge and/or TOP exceptions under the notion that the figures were correct at the time of consummation and any changes noted on the PCCD were the result of an after-closing event.

The cure for the TOP exception includes a Letter of Explanation, Copy of Refund check for under-disclosed amount, Proof of Delivery, and Corrected CD.

Buyer Comment (2019-06-12): MD 6/12/19, Disagree that lender should have to provide TOP cure for fees that increase in section C. These fees were borrower chosen, therefore the lender disclosed in good faith at closing. Arguably the lender would not have reasonable knowledge of the final costs at the time the final CD was prepared. Per SFIG this is an allowable exclusion for citing as an EV3-C error.  Per EM legal this would not require a lender cure

																3	C	3/XX/2019	CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
206844520	XXX	XXX	06/17/2019	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 36.19506% exceeds Guideline total debt ratio of 35.00000%.	Lender excluded PITI of $3,356.00 on other REO 42 Pine. Did not locate documents to support excluding payments.			Reviewer Comment (2019-06-20): 12 month bank statements provided to evidence business pays 2 XXX and XXX and XXX installment loans. Buyer Comment (2019-06-19): Disagree; the PITIA for said property was included and DTI is still at 29.62%. XXX including 4 debts that are paid by the business, two student loans for XXX, one auto loan for XXX and one auto loan for XXX. All supporting documentation and bank statements are in the Loan Term Revisions folder.	06/20/2019			1	A	3/XX/2019	CA	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
206844520	XXX	XXX	06/17/2019	Compliance	Compliance	Federal Compliance	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX/Partnership)	Personal and Business Tax Returns were not signed by Borrower. Provide copy of signature page signed by both borrowers for all personal and business returns.			Reviewer Comment (2019-06-20): Received lender verification loan is Non-QM. Buyer Comment (2019-06-19): Loan is supposed to be Non-QM. Please change.	06/20/2019			1	A	3/XX/2019	CA	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
206844520	XXX	XXX	06/17/2019	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX/S-Corp)	Personal and Business Tax Returns were not signed by Borrower. Provide copy of signature page signed by both borrowers for all personal and business returns.			Reviewer Comment (2019-06-20): Received lender verification loan is Non-QM. Buyer Comment (2019-06-19): Loan is supposed to be Non-QM. Please change.	06/20/2019			1	A	3/XX/2019	CA	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
206844520	XXX	XXX	06/17/2019	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX/S-Corp)	Personal and Business Tax Returns were not signed by Borrower. Provide copy of signature page signed by both borrowers for all personal and business returns.			Reviewer Comment (2019-06-20): Received lender verification loan is Non-QM. Buyer Comment (2019-06-19): Loan is supposed to be Non-QM. Please change.	06/20/2019			1	A	3/XX/2019	CA	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
206844520	XXX	XXX	06/17/2019	Compliance	Compliance	Federal Compliance	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX/S-Corp)	Personal and Business Tax Returns were not signed by Borrower. Provide copy of signature page signed by both borrowers for all personal and business returns.			Reviewer Comment (2019-06-20): Received lender verification loan is Non-QM. Buyer Comment (2019-06-19): Loan is supposed to be Non-QM. Please change.	06/20/2019			1	A	3/XX/2019	CA	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
206844520	XXX	XXX	06/17/2019	Compliance	Compliance	Federal Compliance	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	DTI Exceeded program maximum of 35%.			Reviewer Comment (2019-06-20): Received lender verification loan is Non-QM. Buyer Comment (2019-06-19): Disagree; the PITIA for said property was included and DTI is still at 29.62%. XXX including 4 debts that are paid by the business, two student loans for XXX, one auto loan for XXX and one auto loan for XXX. All supporting documentation and bank statements are in the Loan Term Revisions folder.	06/20/2019			1	A	3/XX/2019	CA	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
206844520	XXX	XXX	06/17/2019	Compliance	Compliance	Federal Compliance	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 36.19506% moderately exceeds the guideline maximum of 35.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Lender excluded PITI on other REO. Documentation or comments to support excluding these payments were not located.			Reviewer Comment (2019-06-20): 12 months Evidence business pays 2 XXX and XXX and XXX installment loans provided. Buyer Comment (2019-06-19): Disagree; the PITIA for said property was included and DTI is still at 29.62%. XXX including 4 debts that are paid by the business, two student loans for XXX, one auto loan for XXX and one auto loan for XXX. All supporting documentation and bank statements are in the Loan Term Revisions folder.	06/20/2019			1	A	3/XX/2019	CA	Primary	Purchase		C	C	A	A	C	C	A	A	Non QM	Non QM	No
206844520	XXX	XXX	06/17/2019	Compliance	Compliance	Federal Compliance	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of ATR Risk.	Personal and Business Tax Returns were not signed by Borrower. Provide copy of signature page signed by both borrowers for all personal and business returns.			Reviewer Comment (2019-06-20): Received lender verification loan is Non-QM. Buyer Comment (2019-06-19): Loan is supposed to be Non-QM. Please change.	06/20/2019			1	A	3/XX/2019	CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	C	A	A	C	C	A	A	Non QM	Non QM	Yes
206844524	XXX	XXX	06/04/2019	Compliance	Compliance	Federal Compliance	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/02/2019)	File is missing documentation that the borrower was provided a copy of the appraisal at least 3 business days prior to closing			Reviewer Comment (2019-09-12): Received evidence borrower was provided with appraisal.	09/12/2019			1	A	4/XX/2019	CA	Investment	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	N/A	N/A	No
206871843	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 05/XX/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/05/10/2019)	Loan documentation is dated 4/XX/2019 but was not signed until 5/XX/2019.							2	B	5/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206871843	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/05/10/2019)	The total closing costs exceeded the legal limit by $11.45.							2	B	5/XX/2019	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206871843	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Home Loan Toolkit Provided	Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.	not in file							2	B	5/XX/2019	CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
206871843	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $575.00. Insufficient or no cure was provided to the borrower. (7506)	Cure for various 0% and 10% tolerance violations not provided.
Reviewer Comment (2019-07-03): XXX received COC and Invoice for 1004D Invoice  provided is dated 05/01/2019 same day CD was sent

Buyer Comment (2019-07-02): MD 7/2/19, The date of appraisal completion should not be considered when determining whether the creditor redisclosed outside the 3 day window. The appraisal invoice for the additional 1004D charge is dated 5/1/19, so presumably this could be used to determine timeliness of re-disclosure.

Reviewer Comment (2019-06-24): XXX received SSPL and COC. The appraisal was completed 04/22 subject to in however the COC is dated 04/29, over 3 business days from the change occurred. Please provide corrected CD, LOE, and refund check to cure.

Buyer Comment (2019-06-21): MD 6/21/19, Appraisal fee at closing was $500, not $675. Appears reviewing is questioning the addition of the 1004D charge of $175. The lender issued a CoC on 4/29 disclosing the addition of the fee and redisclosed it on the 5/1 CD. The appraisal provides evidence that it was completed "subject to" and provided details for the additional 1004D requirements.

													07/03/2019			1	A	5/XX/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206871843	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Warehousing Fee. Fee Amount of $15.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75209)	Cure for various 0% and 10% tolerance violations not provided.			Reviewer Comment (2019-06-24): XXX received SSPL. Exception Cleared. Buyer Comment (2019-06-21): MD 6/21/19, Archive (warehouse) fee of $15 was paid to Title company on SPL, belongs in 10% test. Final 10% amount of $3,937.35 did not exceed initial disclosed amount of $3,645 by more than 10%. No cure needed.	06/24/2019			1	A	5/XX/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206871843	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $1,589.85 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7561)	Cure for various 0% and 10% tolerance violations not provided.			Reviewer Comment (2019-06-24): XXX received SSPL. Exception Cleared. Buyer Comment (2019-06-21): MD 6/21/19, Title/Escrow fee was disclosed on initial LE and DECREASED at closing. Also was paid to provider on SPL and belongs in 10% tolerance test.	06/24/2019			1	A	5/XX/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206871843	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $75.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7599)	Cure for various 0% and 10% tolerance violations not provided.			Reviewer Comment (2019-06-24): XXX received SSPL. Exception Cleared. Buyer Comment (2019-06-21): MD 6/21/19, Admin fee was paid to Title company on SPL, belongs in 10% test. Final 10% amount of $3,937.35 did not exceed initial disclosed amount of $3,645 by more than 10%. No cure needed.	06/24/2019			1	A	5/XX/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206871843	XXX	XXX	06/06/2019	Compliance	Compliance	Federal Compliance	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,257.50 exceeds tolerance of $175.00 plus 10% or $192.50. Insufficient or no cure was provided to the borrower. (0)	Cure for various 0% and 10% tolerance violations not provided.			Reviewer Comment (2019-06-24): XXX received SSPL. Exception Cleared. Buyer Comment (2019-06-21): MD 6/21/19, XXX is not calculating 10% fees accurately. Total 10% baseline is $3,645 as all fees are paid to providers on SPL.	06/24/2019			1	A	5/XX/2019	CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
206871843	XXX	XXX	06/06/2019	Compliance	Loan Package Documentation	Application / Processing	Missing Document: Missing Lender's Initial 1003		The lender's initial application is missing from the file.							2	B	5/XX/2019	CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No